UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-23180

T. Rowe Price Total Return Fund, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher

100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code:  (410) 345-2000

Date of fiscal year end:  May 31

Date of reporting period:  November 30, 2022

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1

Highlights and Market Commentary
Management’s Discussion of Fund Performance
Performance and Expenses
Financial Highlights
Portfolio of Investments
Financial Statements and Notes
Additional Fund Information
November 30, 2022
SemiAnnual Report
For more insights from T. Rowe Price
investment professionals, go to
troweprice.com .
T. ROWE PRICE
PTTFX Total Return Fund –
.
PTATX Total Return Fund–
.
Advisor  Class
PTKIX Total Return Fund–
.
I Class

T. ROWE PRICE Total Return Fund
HIGHLIGHTS
The fund produced a negative return and underperformed its benchmark and
Lipper peer group average for the six-month period ended November 30, 2022.
Non-agency residential mortgage-backed securities dragged on performance as the sector was hurt by climbing mortgage rates, market illiquidity, and concerns about a housing slowdown.
Since our last report, we have moved to an even more defensive positioning by decreasing exposure to high yield sectors while adding to U.S. Treasuries.
Though remaining cautious for now, we anticipate an opportunity to add risk in the coming months, and our strategy’s flexible guidelines and broad tool set should enable us to act quickly.
Log in to your account at troweprice.com for more information.
* Certain mutual fund accounts that are assessed an annual account service fee can also save money by switching to e-delivery.

T. ROWE PRICE Total Return Fund
Market Commentary

Dear Shareholder
Global stock markets generally produced negative returns during the first half of your fund’s fiscal year, the six-month period ended November 30,
2022, while rising bond yields weighed on returns for fixed income investors.
Investors contended with tightening financial conditions and slowing economic and corporate earnings growth, but hopes that persistently high inflation might be easing helped spark a rally late in the period that partially offset earlier losses.
In the U.S., equity results were mixed. The Dow Jones Industrial Average recorded positive results and mid-cap growth stocks also performed well, while most other benchmarks finished in negative territory. The S&P 500
Index was modestly negative for the period, but results varied widely at the sector level, with industrials and energy shares delivering strong gains while communication services stocks struggled. Outside the U.S., most major country and regional benchmarks lost ground. Emerging markets stocks generally underperformed shares in developed markets. Meanwhile, the U.S. dollar strengthened versus most currencies during the period, which weighed on returns for U.S. investors in international securities.
Elevated inflation remained a leading concern for investors throughout the period, although hopes that inflation may have peaked led to rallies during the summer and again in November. The October consumer price index report, which was released in mid-November, was better than expected and showed price increases easing from recent 40-year highs. However, the 7.7% year-over-
year increase in the headline inflation number remained well above the Fed’s
2% target.
In response to the high inflation readings, global central banks continued
to tighten monetary policy, and investors focused on communications from central bank officials on how high rates would have to go. The Federal Reserve delivered four historically large 75-basis-point (0.75 percentage point) rate hikes during the period, which lifted its short-term lending benchmark to a target range of 3.75% to 4.00% by early November, the highest level since 2008.
As our reporting period came to an end, Fed officials signaled that they were likely to dial back the pace of rate increases.
Bond yields increased considerably across the Treasury yield curve as the
Fed tightened monetary policy, with the yield on the benchmark 10-year U.S.
Treasury note climbing from 2.85% at the start of the period to 3.68% at the end of November. Significant inversions in the Treasury curve, which are often considered a warning sign of a coming recession, occurred during the period

T. ROWE PRICE Total Return Fund

as shorter-maturity Treasuries experienced the largest yield increases. The sharp increase in yields led to generally negative results across the fixed income market as bond prices and yields move in opposite directions.
On a positive note, the U.S. jobs market remained resilient during the period, and overall economic growth turned positive in the third quarter after two slightly negative quarters. However, recession fears also grew as corporate earnings slowed and manufacturing gauges drifted toward contraction levels. In addition, the housing market began to weaken as mortgage rates climbed to the highest level in more than 20 years.
The past year has been a trying time for investors as few sectors remained untouched by the broad headwinds that markets faced, and volatility may continue in the near term as central banks tighten policy amid slowing economic growth. However, in our view, valuations have become more attractive across many market sectors during the downturn, which provides potential opportunities for selective investors focused on fundamentals.
We believe this environment makes skilled active management a critical tool for identifying risks and opportunities, and our investment teams will continue to use fundamental research to identify securities that can add value to your portfolio over the long term.
Thank you for your continued confidence in T. Rowe Price.
Sincerely,
Robert Sharps
CEO and President

T. ROWE PRICE Total Return Fund
Management’s Discussion of Fund Performance

INVESTMENT OBJECTIVE
The fund seeks to maximize total return through income and, secondarily, capital appreciation.
FUND COMMENTARY
How did the fund perform in the past six months?
The fund returned -5.78% for the six months ended November 30, 2022, and underperformed both the Bloomberg U.S. Aggregate Bond Index and the
Lipper Core Plus Bond Funds Average. (Results for Advisor and I Class shares varied slightly, reflecting their different fee structures. Past performance cannot guarantee future results. )
What factors influenced the
fund’s performance?
The U.S. investment-grade
(IG) fixed income market, as
measured by the Bloomberg
U.S. Aggregate Bond Index,
generated negative returns
as interest rate volatility
continued to weigh across
bond sectors. U.S. Treasury
yields rose, especially at the front end of the yield curve, as the market priced in substantial policy rate hikes from the Federal Reserve.
Sector allocations dragged the most on the fund’s relative performance.
Non-agency residential mortgage-backed securities (RMBS) detracted as the out-of-benchmark sector was hurt by climbing mortgage rates, which caused mortgage bond durations to meaningfully lengthen broad deterioration in liquidity conditions, and signs that higher financing costs were dampening sales activity in the housing market. (Duration measures the sensitivity of a bond or a bond portfolio to interest rate changes.) A structural underweight in the IG corporate bond sector, which allows for greater credit-sector diversification than the benchmark, also detracted. While rising Treasury yields weighed broadly on high-grade corporate bond returns, risk appetite returned closer to the end of the reporting period as U.S. inflation showed signs of slowing. Renewed demand helped the sector rebound, and corporate credit spreads tightened meaningfully since late October. (Credit spreads measure the additional yield that investors demand for holding a bond with credit risk over a similar-maturity, high-quality government security.)
PERFORMANCE COMPARISON
Six-Month Period Ended 11/30/22 Total Return
Total Return Fund –
.
-5.78%
Total Return Fund–
.
Advisor  Class -5.92
Total Return Fund–
.
I  Class -5.72
Bloomberg U.S. Aggregate Bond Index -4.06
Lipper Core Plus Bond Funds Average -4.48

T. ROWE PRICE Total Return Fund

The fund’s out-of-benchmark allocations to high yield corporate bonds and bank loans added some value. With the help of our investment ideas highlighted by our high yield credit analysts, the fund’s mix of high yield corporate bonds fared well relative to the broad market and posted positive excess returns for the period. Higher coupon income on the back of Fed rate hikes was a tailwind for loans.
Security selection was broadly negative for the period. In agency mortgage-
backed securities (MBS), the use of to-be-announced (TBA) contracts, where certain criteria of the security are not yet settled at issuance, to gain more liquid exposure to the sector weighed on results. TBA positions toward the lower end of the coupon spectrum that have longer durations were among the weaker performers in the sector.
Interest rate management detracted to a lesser extent. While we made tactical adjustments to duration throughout the period, moving to a longer-duration posture in September and October weighed on results as Treasury yields rose.
However, underweighting duration at the shorter end of the curve added to returns as the yield curve flattened with short-term yields rising significantly.
The use of derivatives had an overall negative effect on absolute and relative returns for the period. The fund maintained material exposure to interest rate derivatives to help the fund more efficiently manage duration and positioning along the yield curve, which detracted from total performance. Exposure to credit derivatives, which we used to help hedge against a potential widening in credit spreads and can offer a more efficient way to express an investment view relative to the cash bond market, also detracted from performance. Spreads did not widen enough for those hedges to deliver benefits.
How is the fund positioned?
Since our last report, we have moved to an even more defensive positioning.
Later in the period, we took advantage of the rally in riskier assets and reduced exposure to high yield corporate bonds and bank loans. In turn, exposure to
U.S. Treasuries increased notably over the period. The sharply hawkish pivot from the Federal Reserve drove U.S. Treasury yields to attractive levels for investors looking for liquidity and income potential. The fund moved to an overweight position in agency MBS over the period.
We believe our ample positions in Treasuries and agency MBS should help provide the portfolio with liquidity, balance higher-risk credit exposures, and enable us to quickly take advantage of any price dislocations that may develop.

T. ROWE PRICE Total Return Fund

The fund also added to IG corporate bonds later in the reporting period and reduced the portfolio’s large underweight in the sector. These additions spanned a variety of industries but consisted of short- and intermediate-term bonds that we believe offered attractive spreads per unit of duration risk, as well as liquid IG credit derivatives that can be more easily sold than cash bonds.
The fund maintained
a sizable allocation to
securitized credit sectors. We
added to select asset-backed
securities where we believed
prices had become dislocated
from fundamentals. We
also favored high-quality
collateralized loan obligations
that offered valuations that
looked relatively attractive
compared with other high-
quality credit sectors. We
reduced the fund’s exposure
to RMBS and commercial
mortgage-backed securities.
In terms of interest rate
management, we actively
managed duration during
the period but kept our
posture relatively close to the
benchmark amid continued
high interest rate volatility.
Ultimately, we ended the
period with a mostly neutral
duration stance, but we may
look for opportunities to
extend duration given the
weaker outlook on global
growth. Should a slowdown
in growth begin to weigh
on risk appetite, duration
could also help hedge against
volatility in riskier assets.
More immediately, we
believe the market may be
Sources: Credit ratings for the securities held in the
fund are provided by Moody’s, Standard & Poor’s,
and Fitch and are converted to the Standard & Poor’s
nomenclature. A rating of AAA represents the highest-
rated securities, and a rating of D represents the lowest-
rated securities. If the rating agencies differ, the highest rating is applied to the security. If a rating is not available, the security is classified as Not Rated. T. Rowe Price
uses the rating of the underlying investment vehicle to
determine the creditworthiness of credit default swaps.
The fund is not rated by any agency.
* U.S. government agency securities are issued or
guaranteed by a U.S. government agency and may
include conventional pass-through securities and
collateralized mortgage obligations; unlike Treasuries,
government agency securities are not issued directly
by the U.S. government and are generally unrated but
may have credit support from the U.S. Treasury (e.g.,
FHLMC and FNMA issues) or a direct government
guarantee. Therefore, this category may include rated
and unrated securities.
** U.S. Treasury securities are issued by the U.S.
Treasury and are backed by the full faith and credit
of the U.S. government. The ratings of U.S. Treasury
securities are derived from the ratings on the U.S.
government.
CREDIT QUALITY DIVERSIFICATION
U.S. Government Agency Securities* 30%
U.S. Treasury Securities** 22
AAA 7
AA 6
A 8
BBB 13
BB and Below 18
Not Rated 3
Reserves -7
Total 100%
Based on net assets as of 11/30/22.

T. ROWE PRICE Total Return Fund

underpricing the Fed’s intentions for rates, and yields have fallen too rapidly in the past few months. Our U.S. economist expects at least two smaller hikes from the Fed in 2023, if not more, so we are mindful of our duration stance heading into next year.
The portfolio was generally positioned for further yield curve flattening over the period, with less duration at the shorter end of the curve and more duration at the longer end, which helps to balance out our credit-curve positioning preferences. However, we see potential for the curve to steepen from inverted levels once the Fed turns less hawkish and pauses rate hikes.
What is portfolio management’s outlook?
It has been an extremely difficult year for investors writ large, and the road ahead looks no smoother. The Federal Reserve has reinforced that its singular focus at this time is on bringing down high inflation even if that comes at the expense of economic growth and asset prices. We believe a recession will be hard to avoid given the scale of policy tightening by the Fed. We believe inflation has peaked, but it will not be a straight line lower. At this point, it would be surprising if inflation decreases at the needed pace without being accompanied by a recession, particularly because a reduction in services inflation excluding housing, among the stickiest inflation components, likely requires a meaningful rise in unemployment. We believe inflation will come down, as forward-looking indicators are signaling, but a reduction in inflationary pressures would likely be due to demand destruction rather than the “immaculate disinflation” many market participants are hoping for.
Financial markets have been volatile in 2022, fueled by interest rate volatility as the Fed rapidly tightened policy. However, we believe that the market may be driven by credit spread volatility next year as the economy and credit markets—particularly the more leveraged areas—feel the impact of the Fed’s tightening. Against this backdrop, we believe it makes sense to keep our risk budget on the lower end of our historical range. However, we also see many compelling opportunities, especially in sectors that were disproportionally hurt by this year’s interest rate volatility, such as Treasuries, agency MBS, and high-quality credit. Bonds in the index are trading at attractive average prices, providing meaningful potential for capital appreciation. Yields on IG credit are the highest they’ve been since the 2008 global financial crisis. Even Treasuries are looking more interesting as an asset class that can provide real income and could serve as a risk hedge once again as inflation gradually declines and the market’s focus shifts to the growth outlook.

T. ROWE PRICE Total Return Fund

While the Fed appears poised to tighten financial conditions further, it has already tightened a lot in a short time, and we believe we are closer to the end of the cycle than the beginning. If the Fed goes too far, falling financial markets will likely force a policy pivot. Though remaining cautious for now, we anticipate an opportunity to add risk when appropriate, and our strategy’s flexible guidelines and broad tool set should enable us to act quickly. In the meantime, we believe that our balanced strategic portfolio should enable us to weather market turbulence, as unpleasant as it may be. As always, we continue to rely on the depth and breadth of T. Rowe Price’s research platform—
fundamental, quantitative, and macro—to guide our top-down and bottom-up investment decisions.
The views expressed reflect the opinions of T. Rowe Price as of the date of this report and are subject to change based on changes in market, economic, or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

T. ROWE PRICE Total Return Fund

Risks of Bond Investing
All investments are subject to market risk, including possible loss of principal.
The fund is subject to the risks of fixed income investing, including interest rate risk and credit risk. Interest rate risk is the decline in bond prices that accompanies a rise in the overall level of interest rates. Credit risk is the chance that any of the fund’s holdings will have their credit ratings downgraded or will default (fail to make scheduled interest or principal payments), potentially reducing the fund’s income level and share price.
Because a significant portion of the fund’s investments may be rated below investment grade, the fund is exposed to greater volatility and credit risk than if it invested mainly in investment-grade bonds. High yield bond and loan issuers are usually not as strong financially as investment-grade bond issuers and, therefore, are more likely to suffer an adverse change in financial condition that would result in the inability to meet a financial obligation. Accordingly, securities and loans involving such companies carry a higher risk of default and should be considered speculative.
Investments in foreign bonds are subject to special risks, including potentially adverse overseas political and economic developments, greater volatility, lower liquidity, and the possibility that foreign currencies will decline against the dollar. Investments in emerging markets are subject to the risk of abrupt and severe price declines.
BENCHMARK INFORMATION
Note: Bloomberg
®
and the Bloomberg U.S. Aggregate Bond Index are service
marks of Bloomberg Finance L.P. and its affiliates, including Bloomberg
Index Services Limited (“BISL”), the administrator of the index (collectively,
“Bloomberg”) and have been licensed for use for certain purposes by T. Rowe
Price. Bloomberg is not affiliated with T. Rowe Price, and Bloomberg does not approve, endorse, review, or recommend its products. Bloomberg does not guarantee the timeliness, accurateness, or completeness of any data or information relating to its products.
Note: Copyright © 2022 Fitch Ratings, Inc., Fitch Ratings Ltd. and
its subsidiaries.

T. ROWE PRICE Total Return Fund

Note: Portions of the mutual fund information contained in this report were supplied by Lipper, a Refinitiv Company, subject to the following:
Copyright 2022 © Refinitiv. All rights reserved. Any copying, republication or redistribution of Lipper content is expressly prohibited without the prior written consent of Lipper. Lipper shall not be liable for any errors or delays in the content, or for any actions taken in reliance thereon.
Note: © 2022, Moody’s Corporation, Moody’s Investors Service, Inc., Moody’s
Analytics, Inc. and/or their licensors and affiliates (collectively, “Moody’s”).
All rights reserved. Moody’s ratings and other information (“Moody’s
Information”) are proprietary to Moody’s and/or its licensors and are protected by copyright and other intellectual property laws. Moody’s Information is licensed to Client by Moody’s. MOODY’S INFORMATION MAY NOT BE
COPIED OR OTHERWISE REPRODUCED, REPACKAGED, FURTHER
TRANSMITTED, TRANSFERRED, DISSEMINATED, REDISTRIBUTED
OR RESOLD, OR STORED FOR SUBSEQUENT USE FOR ANY SUCH
PURPOSE, IN WHOLE OR IN PART, IN ANY FORM OR MANNER OR BY
ANY MEANS WHATSOEVER, BY ANY PERSON WITHOUT MOODY’S
PRIOR WRITTEN CONSENT. Moody's
®
is a registered trademark.
Note: Copyright © 2022, S&P Global Market Intelligence (and its affiliates, as applicable). Reproduction of any information, data or material, including ratings ("Content") in any form is prohibited except with the prior written
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timeliness or availability of any Content and are not responsible for any errors
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be liable for any damages, costs, expenses, legal fees, or losses (including lost income or lost profit and opportunity costs) in connection with any use of
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any observation concerning an investment that is part of the Content is not a recommendation to buy, sell or hold such investment or security, does not address the appropriateness of an investment or security and should not be relied on as investment advice. Credit ratings are statements of opinions and are not statements of fact.
BENCHMARK INFORMATION (continued)

T. ROWE PRICE Total Return Fund

GROWTH OF $10,000
This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records).
The result is compared with benchmarks, which include a broad-based market index and may also include a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.
TOTAL RETURN FUND
Note: Performance for the Advisor and I Class shares will vary due to their differing fee structures. See the Average Annual Compound Total Return table.
*The Lipper Core Plus Bond Funds Average is from 11/30/16.
AVERAGE ANNUAL COMPOUND TOTAL RETURN
Periods Ended 11/30/22 1 Year 5 Years
Since
Inception
11/15/16
Total Return Fund –
.
-15.58% 0.39% 1.00%
Total Return Fund–
.
Advisor  Class -15.82 0.10 0.70
Total Return Fund–
.
I  Class -15.54 0.52 1.11
This table shows how the fund would have performed each year if its actual (or cumulative)
returns for the periods shown had been earned at a constant rate. Returns do not reflect taxes that the shareholder may pay on fund distributions or the redemption of fund shares.
Past performance cannot guarantee future results.

T. ROWE PRICE Total Return Fund

EXPENSE RATIO
FUND EXPENSE EXAMPLE
As a mutual fund shareholder, you may incur two types of costs: (1) transaction costs, such as redemption fees or sales loads, and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the most recent six-month period and held for the entire period.
Please note that the fund has three share classes: The original share class (Investor Class)
charges no distribution and service (12b-1) fee, the Advisor Class shares are offered only through unaffiliated brokers and other financial intermediaries and charge a 0.25% 12b-1 fee, and I Class shares are available to institutionally oriented clients and impose no 12b-1 or administrative fee payment. Each share class is presented separately in the table.
Actual Expenses
The first line of the following table (Actual) provides information about actual account values and expenses based on the fund’s actual returns. You may use the information on this line, together with your account balance, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000
= 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid
During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The information on the second line of the table (Hypothetical) is based on hypothetical account values and expenses derived from the fund’s actual expense ratio and an assumed 5% per year rate of return before expenses (not the fund’s actual return). You may compare the ongoing costs of investing in the fund with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds.
The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
Total Return Fund 0.53%
Total Return Fund–Advisor Class 0.83
Total Return Fund–I Class 0.38
The expense ratio shown is as of the fund’s most recent prospectus. This number may vary from the expense ratio shown elsewhere in this report because it is based on a different time period and, if applicable, includes acquired fund fees and expenses but does not include fee or expense waivers.

T. ROWE PRICE Total Return Fund

Note: T. Rowe Price charges an annual account service fee of $20, generally for accounts with less than $10,000. The fee is waived for any investor whose T. Rowe Price mutual fund accounts total $50,000 or more; accounts electing to receive electronic delivery of account statements, transaction confirmations, prospectuses, and shareholder reports; or accounts of an investor who is a T. Rowe Price Personal Services or Enhanced Personal Services client
(enrollment in these programs generally requires T. Rowe Price assets of at least $250,000).
This fee is not included in the accompanying table. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.
You should also be aware that the expenses shown in the table highlight only your ongoing costs and do not reflect any transaction costs, such as redemption fees or sales loads.
Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. To the extent a fund charges transaction costs, however, the total cost of owning that fund is higher.
TOTAL RETURN FUND
Beginning
Account Value
6/1/22
Ending
Account Value
11/30/22
Expenses Paid
During Period*
6/1/22 to 11/30/22
Investor Class
Actual $1,000.00 $942.20 $2.24
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,022.76   2.33
Advisor Class
Actual   1,000.00   940.80   3.65
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,021.31   3.80
I Class
Actual   1,000.00   942.80   1.61
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,023.41   1.67
* Expenses are equal to the fund’s annualized expense ratio for the 6-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (183), and divided by the days in the year (365) to reflect the half-year period. The annualized expense ratio of the
1
Investor Class was 0.46%,
the
2
Advisor Class was 0.75%, and the
3
I Class was 0.33%.
FUND EXPENSE EXAMPLE (CONTINUED)

T. ROWE PRICE Total Return Fund

QUARTER-END RETURNS
Periods Ended 9/30/22 1 Year 5 Years
Since
Inception
11/15/16
Total Return Fund –
.
-16.82% 0.13% 0.76%
Total Return Fund–
.
Advisor  Class -17.06  -0.16  0.46
Total Return Fund–
.
I  Class -16.71  0.25  0.88
The fund’s performance information represents only past performance and is not necessarily an indication of future results. Current performance may be lower or higher than the performance data cited. Share price, principal value, and return will vary, and you may have a gain or loss when you sell your shares. For the most recent month-end performance, please visit our website (troweprice.com) or contact a T. Rowe Price representative at
1 - 800 - 225 - 5132 or, for
2
Advisor and
3
I Class shares, 1-800-638-8790 .
This table provides returns through the most recent calendar quarter-end rather than through the end of the fund’s fiscal period. It shows how the fund would have performed each year if its actual (or cumulative) returns for the periods shown had been earned at a constant rate.
Average annual total return figures include changes in principal value, reinvested dividends, and capital gain distributions. Returns do not reflect taxes that the shareholder may pay on fund distributions or the redemption of fund shares. When assessing performance, investors should consider both short- and long-term returns.

T. ROWE PRICE Total Return Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
Investor Class
6 Months
. Ended
11/30/22
.. Year ..
.. Ended .
5/31/22 5/31/21 5/31/20 5/31/19 5/31/18
NET ASSET VALUE
Beginning of period $ 9 .24 $ 10 .49 $ 10 .23 $ 10 .14 $ 9 .88 $ 10 .11
Investment activities
Net investment
income
(1)(2)
0 .17 0 .26 0 .28 0 .33 0 .35 0 .29
Net realized and
unrealized gain/loss ( 0 .70 ) ( 1 .18 ) 0 .30
(3)
0 .26 0 .29 ( 0 .19 )
Total from
investment activities ( 0 .53 ) ( 0 .92 ) 0 .58 0 .59 0 .64 0 .10
Distributions
Net investment
income ( 0 .17 ) ( 0 .26 ) ( 0 .28 ) ( 0 .34 ) ( 0 .35 ) ( 0 .29 )
Net realized gain — ( 0 .07 ) ( 0 .04 ) ( 0 .16 ) ( 0 .03 ) ( 0 .04 )
Total distributions ( 0 .17 ) ( 0 .33 ) ( 0 .32 ) ( 0 .50 ) ( 0 .38 ) ( 0 .33 )
NET ASSET VALUE
End of period $ 8 .54 $ 9 .24 $ 10 .49 $ 10 .23 $ 10 .14 $ 9 .88

T. ROWE PRICE Total Return Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Investor Class
6 Months
. Ended
11/30/22
.. Year ..
.. Ended .
5/31/22 5/31/21 5/31/20 5/31/19 5/31/18
Ratios/Supplemental Data
Total return
(2)(4)
( 5 .78 ) % ( 8 .99 ) % 5 .69% 5 .96% 6 .65% 1 .01%
Ratios to average net assets:
(2)
Gross expenses
before waivers/
payments by Price
Associates 0 .61%
(5)
0 .55% 0 .66% 0 .92% 1 .20% 1 .48%
Net expenses after
waivers/payments
by Price Associates 0 .46%
(5)
0 .49% 0 .53% 0 .54% 0 .53% 0 .52%
Net investment
income 3 .80%
(5)
2 .55% 2 .69% 3 .28% 3 .54% 2 .90%
Portfolio turnover rate
(6)
165 .8% 324 .9% 458 .4% 613 .0% 347 .5% 356 .7%
Net assets, end of
period (in thousands) $91,629 $93,291 $133,804 $97,873 $45,168 $36,840
0% 0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
See Note 6 for details of expense-related arrangements with Price Associates.
(3)
The amount presented is inconsistent with the fund's aggregate gains and losses because of the timing of sales and redemptions of fund shares in relation to fluctuating market values for the investment portfolio.
(4)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(5)
Annualized
(6)
See Note 4. The portfolio turnover rate calculation includes purchases and sales from the mortgage dollar roll transactions; had these transactions been excluded from the calculation, the portfolio turnover for the  periods ending 11/30/22 and 5/31/22 would have been 57.3% and
73.1%, respectively.

T. ROWE PRICE Total Return Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
Advisor Class
6 Months
. Ended
11/30/22
.. Year ..
.. Ended .
5/31/22 5/31/21 5/31/20 5/31/19 5/31/18
NET ASSET VALUE
Beginning of period $ 9 .24 $ 10 .49 $ 10 .23 $ 10 .14 $ 9 .88 $ 10 .11
Investment activities
Net investment
income
(1)(2)
0 .15 0 .24 0 .25 0 .31 0 .32 0 .26
Net realized and
unrealized gain/loss ( 0 .70 ) ( 1 .19 ) 0 .30
(3)
0 .25 0 .29 ( 0 .19 )
Total from
investment activities ( 0 .55 ) ( 0 .95 ) 0 .55 0 .56 0 .61 0 .07
Distributions
Net investment
income ( 0 .15 ) ( 0 .23 ) ( 0 .25 ) ( 0 .31 ) ( 0 .32 ) ( 0 .26 )
Net realized gain — ( 0 .07 ) ( 0 .04 ) ( 0 .16 ) ( 0 .03 ) ( 0 .04 )
Total distributions ( 0 .15 ) ( 0 .30 ) ( 0 .29 ) ( 0 .47 ) ( 0 .35 ) ( 0 .30 )
NET ASSET VALUE
End of period $ 8 .54 $ 9 .24 $ 10 .49 $ 10 .23 $ 10 .14 $ 9 .88

T. ROWE PRICE Total Return Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Advisor Class
6 Months
. Ended
11/30/22
.. Year ..
.. Ended .
5/31/22 5/31/21 5/31/20 5/31/19 5/31/18
Ratios/Supplemental Data
Total return
(2)(4)
( 5 .92 ) % ( 9 .25 ) % 5 .38% 5 .65% 6 .33% 0 .72%
Ratios to average net assets:
(2)
Gross expenses
before waivers/
payments by Price
Associates 0 .86%
(5)
0 .84% 1 .08% 1 .38% 1 .70% 2 .05%
Net expenses after
waivers/payments
by Price Associates 0 .75%
(5)
0 .76% 0 .82% 0 .83% 0 .82% 0 .81%
Net investment
income 3 .49%
(5)
2 .42% 2 .42% 3 .00% 3 .24% 2 .59%
Portfolio turnover rate
(6)
165 .8% 324 .9% 458 .4% 613 .0% 347 .5% 356 .7%
Net assets, end of
period (in thousands) $827 $972 $259 $396 $273 $247
0% 0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
See Note 6 for details of expense-related arrangements with Price Associates.
(3)
The amount presented is inconsistent with the fund's aggregate gains and losses because of the timing of sales and redemptions of fund shares in relation to fluctuating market values for the investment portfolio.
(4)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(5)
Annualized
(6)
See Note 4. The portfolio turnover rate calculation includes purchases and sales from the mortgage dollar roll transactions; had these transactions been excluded from the calculation, the portfolio turnover for the  periods ending 11/30/22 and 5/31/22 would have been 57.3% and
73.1%, respectively.

T. ROWE PRICE Total Return Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
I Class
6 Months
. Ended
11/30/22
.. Year ..
.. Ended .
5/31/22 5/31/21 5/31/20 5/31/19 5/31/18
NET ASSET VALUE
Beginning of period $ 9 .24 $ 10 .49 $ 10 .24 $ 10 .14 $ 9 .88 $ 10 .11
Investment activities
Net investment
income
(1)(2)
0 .17 0 .28 0 .27 0 .34 0 .36 0 .31
Net realized and
unrealized gain/loss ( 0 .70 ) ( 1 .18 ) 0 .31
(3)
0 .28 0 .29 ( 0 .20 )
Total from
investment activities ( 0 .53 ) ( 0 .90 ) 0 .58 0 .62 0 .65 0 .11
Distributions
Net investment
income ( 0 .17 ) ( 0 .28 ) ( 0 .29 ) ( 0 .36 ) ( 0 .36 ) ( 0 .30 )
Net realized gain — ( 0 .07 ) ( 0 .04 ) ( 0 .16 ) ( 0 .03 ) ( 0 .04 )
Total distributions ( 0 .17 ) ( 0 .35 ) ( 0 .33 ) ( 0 .52 ) ( 0 .39 ) ( 0 .34 )
NET ASSET VALUE
End of period $ 8 .54 $ 9 .24 $ 10 .49 $ 10 .24 $ 10 .14 $ 9 .88

T. ROWE PRICE Total Return Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
I Class
6 Months
. Ended
11/30/22
.. Year ..
.. Ended .
5/31/22 5/31/21 5/31/20 5/31/19 5/31/18
Ratios/Supplemental Data
Total return
(2)(4)
( 5 .72 ) % ( 8 .86 ) % 5 .73% 6 .18% 6 .76% 1 .12%
Ratios to average net assets:
(2)
Gross expenses
before waivers/
payments by Price
Associates 0 .38%
(5)
0 .39% 0 .48% 0 .81% 1 .12% 1 .40%
Net expenses after
waivers/payments
by Price Associates 0 .33%
(5)
0 .34% 0 .37% 0 .42% 0 .42% 0 .41%
Net investment
income 3 .93%
(5)
2 .75% 2 .60% 3 .38% 3 .65% 3 .08%
Portfolio turnover rate
(6)
165 .8% 324 .9% 458 .4% 613 .0% 347 .5% 356 .7%
Net assets, end of
period (in thousands) $537,869 $546,335 $452,452 $8,894 $2,249 $1,822
0% 0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
See Note 6 for details of expense-related arrangements with Price Associates.
(3)
The amount presented is inconsistent with the fund's aggregate gains and losses because of the timing of sales and redemptions of fund shares in relation to fluctuating market values for the investment portfolio.
(4)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(5)
Annualized
(6)
See Note 4. The portfolio turnover rate calculation includes purchases and sales from the mortgage dollar roll transactions; had these transactions been excluded from the calculation, the portfolio turnover for the  periods ending 11/30/22 and 5/31/22 would have been 57.3% and
73.1%, respectively.

T. ROWE PRICE Total Return Fund
November 30, 2022 (Unaudited)

Portfolio of Investments
‡
Par/Shares $ Value
(Amounts in 000s)
‡
ASSET-BACKED SECURITIES 13.0%
Car Loan 1.7%
AmeriCredit Automobile Receivables Trust
Series 2020-1, Class D
1.80%, 12/18/25  385 362
Avis Budget Rental Car Funding AESOP
Series 2018-1A, Class C
4.73%, 9/20/24  (1) 225 221
Avis Budget Rental Car Funding AESOP
Series 2019-2A, Class C
4.24%, 9/22/25  (1) 235 224
CarMax Auto Owner Trust
Series 2022-2, Class C
4.26%, 12/15/27  1,605 1,516
Carvana Auto Receivables Trust
Series 2022-N1, Class D
4.13%, 12/11/28  (1) 1,610 1,513
Carvana Auto Receivables Trust
Series 2022-P1, Class C
3.30%, 4/10/28  1,210 1,087
Exeter Automobile Receivables Trust
Series 2022-4A, Class B
4.57%, 1/15/27  1,600 1,564
Exeter Automobile Receivables Trust
Series 2022-64, Class A3
5.70%, 8/17/26  165 165
GMF Floorplan Owner Revolving Trust
Series 2020-1, Class C
1.48%, 8/15/25  (1) 765 737
Santander Bank
Series 2021-1A, Class C
3.268%, 12/15/31  (1) 514 493
Santander Bank Auto Credit-Linked Notes
Series 2022-B, Class B
5.721%, 8/16/32  (1) 1,435 1,427
Santander Consumer Auto Receivables Trust
Series 2020-AA, Class C
3.71%, 2/17/26  (1) 125 124
Santander Consumer Auto Receivables Trust
Series 2021-AA, Class D
1.57%, 1/15/27  (1) 665 597
Santander Drive Auto Receivables Trust
Series 2020-4, Class D
1.48%, 1/15/27  445 422

T. ROWE PRICE Total Return Fund

Par/Shares $ Value
(Amounts in 000s)
Santander Retail Auto Lease Trust
Series 2022-B, Class B
3.85%, 3/22/27  (1) 615 591
11,043
Collateralized Mortgage Obligations 0.1%
New Residential Mortgage Loan Trust
Series 2022-SFR1, Class D
3.299%, 2/17/39  (1) 620 542
542
Other Asset-Backed Securities 10.4%
522 Funding
Series 2019-5A, Class CR, CLO, FRN
3M TSFR + 2.20%, 6.064%, 4/15/35  (1) 1,000 880
AGL
Series 2021-13A, Class A1, CLO, FRN
3M USD LIBOR + 1.16%, 5.403%, 10/20/34  (1) 1,560 1,508
AGL
Series 2021-14A, Class A, CLO, FRN
3M USD LIBOR + 1.15%, 5.428%, 12/2/34  (1) 1,605 1,549
AGL
Series 2021-14A, Class B1, CLO, FRN
3M USD LIBOR + 1.65%, 5.928%, 12/2/34  (1) 1,505 1,430
AMSR Trust
Series 2022-SFR3, Class A
4.00%, 10/17/39  (1) 985 916
Amur Equipment Finance Receivables X
Series 2022-1A, Class D
2.91%, 8/21/28  (1) 2,520 2,273
Applebee's Funding
Series 2019-1A, Class A2I
4.194%, 6/5/49  (1) 723 684
Applebee's Funding
Series 2019-1A, Class A2II
4.723%, 6/5/49  (1) 257 234
Benefit Street Partners IV
Series 2014-IVA, Class A2AR, CLO, FRN
3M USD LIBOR + 1.55%, 5.793%, 1/20/32  (1) 2,320 2,215
Benefit Street Partners XI
Series 2017-11A, Class A2R, CLO, FRN
3M USD LIBOR + 1.50%, 5.579%, 4/15/29  (1) 2,075 2,003
CBAM
Series 2019-9A, Class B1, CLO, FRN
3M USD LIBOR + 1.90%, 5.979%, 2/12/30  (1) 1,005 981
CIFC Funding
Series 2019-5A, Class BR, CLO, FRN
3M USD LIBOR + 2.15%, 6.229%, 1/15/35  (1) 1,650 1,545

T. ROWE PRICE Total Return Fund

Par/Shares $ Value
(Amounts in 000s)
Cologix Canadian Issuer
Series 2022-1CAN, Class A2
4.94%, 1/25/52 (CAD)  (1) 1,460 996
Driven Brands Funding
Series 2019-1A, Class A2
4.641%, 4/20/49  (1) 178 160
Driven Brands Funding
Series 2020-1A, Class A2
3.786%, 7/20/50  (1) 191 165
Driven Brands Funding
Series 2020-2A, Class A2
3.237%, 1/20/51  (1) 1,371 1,133
Dryden 77
Series 2020-77A, Class BR, CLO, FRN
3M USD LIBOR + 1.65%, 6.325%, 5/20/34  (1) 3,300 3,155
FirstKey Homes Trust
Series 2020-SFR1, Class A
1.339%, 8/17/37  (1) 1,701 1,518
FOCUS Brands Funding
Series 2017-1A, Class A2II
5.093%, 4/30/47  (1) 1,762 1,547
FOCUS Brands Funding
Series 2022-1, Class A2
7.206%, 7/30/52  (1) 1,526 1,465
GreatAmerica Leasing Receivables Funding
Series 2021-2, Class A3
0.67%, 7/15/25  1,685 1,566
Hilton Grand Vacations Trust
Series 2017-AA, Class A
2.66%, 12/26/28  (1) 21 21
Hilton Grand Vacations Trust
Series 2017-AA, Class B
2.96%, 12/26/28  (1) 40 39
Hilton Grand Vacations Trust
Series 2020-AA, Class C
6.42%, 2/25/39  (1) 65 63
Home Partners of America Trust
Series 2022-1, Class A
3.93%, 4/17/39  (1) 2,501 2,340
HPS Loan Management
Series 11A-17, Class BR, CLO, FRN
3M USD LIBOR + 1.55%, 6.082%, 5/6/30  (1) 415 399
HPS Loan Management
Series 11A-17, Class CR, CLO, FRN
3M USD LIBOR + 1.95%, 6.482%, 5/6/30  (1) 1,830 1,716
HPS Loan Management
Series 2021-16A, Class A1, CLO, FRN
3M USD LIBOR + 1.14%, 5.465%, 1/23/35  (1) 1,575 1,522

T. ROWE PRICE Total Return Fund

Par/Shares $ Value
(Amounts in 000s)
Jack in the Box Funding
Series 2019-1A, Class A23
4.97%, 8/25/49  (1) 975 862
Jack in the Box Funding
Series 2022-1A, Class A2I
3.445%, 2/26/52  (1) 1,418 1,234
KKR
Series 13, Class B1R, CLO, FRN
3M USD LIBOR + 1.15%, 5.229%, 1/16/28  (1) 780 765
KKR
Series 36A, Class A, CLO, FRN
3M USD LIBOR + 1.18%, 5.259%, 10/15/34  (1) 1,630 1,571
Madison Park Funding XXIII
Series 2017-23A, Class AR, CLO, FRN
3M USD LIBOR + 0.97%, 5.328%, 7/27/31  (1) 890 874
Madison Park Funding XXXIII
Series 2019-33A, Class AR, CLO, FRN
3M TSFR + 1.29%, 5.154%, 10/15/32  (1) 1,145 1,111
Madison Park Funding XXXV
Series 2019-35A, Class CR, CLO, FRN
3M USD LIBOR + 1.90%, 6.143%, 4/20/32  (1) 2,500 2,336
Magnetite XXV
Series 2020-25A, Class B, CLO, FRN
3M USD LIBOR + 1.55%, 5.908%, 1/25/32  (1) 2,665 2,558
Magnetite XXV
Series 2020-25A, Class D, CLO, FRN
3M USD LIBOR + 3.30%, 7.658%, 1/25/32  (1) 305 291
MVW
Series 2020-1A, Class C
4.21%, 10/20/37  (1) 147 136
MVW Owner Trust
Series 2017-1A, Class B
2.75%, 12/20/34  (1) 20 19
MVW Owner Trust
Series 2017-1A, Class C
2.99%, 12/20/34  (1) 24 23
MVW Owner Trust
Series 2019-1A, Class C
3.33%, 11/20/36  (1) 53 49
Navigator Aircraft ABS
Series 2021-1, Class A, STEP
2.771%, 11/15/46  (1) 1,267 1,049
Neuberger Berman Loan Advisers
Series 2018-29A, Class A1, CLO, FRN
3M USD LIBOR + 1.13%, 5.357%, 10/19/31  (1) 1,105 1,083
Neuberger Berman Loan Advisers
Series 2021-40A, Class A, CLO, FRN
3M USD LIBOR + 1.06%, 5.139%, 4/16/33  (1) 1,550 1,518

T. ROWE PRICE Total Return Fund

Par/Shares $ Value
(Amounts in 000s)
Neuberger Berman Loan Advisers
Series 2021-43A, Class A, CLO, FRN
3M USD LIBOR + 1.13%, 5.209%, 7/17/35  (1) 585 568
Neuberger Berman XVII
Series 2014-17A, Class BR2, CLO, FRN
3M USD LIBOR + 1.50%, 5.825%, 4/22/29  (1) 500 483
OCP
Series 2014-7A, Class A2RR, CLO, FRN
3M USD LIBOR + 1.65%, 5.893%, 7/20/29  (1) 1,095 1,047
Octane Receivables Trust
Series 2022-2A, Class A
5.11%, 2/22/28  (1) 1,143 1,128
Palmer Square
Series 2020-3A, Class A1AR, CLO, FRN
3M USD LIBOR + 1.08%, 5.686%, 11/15/31  (1) 2,000 1,961
Palmer Square
Series 2021-3A, Class E, CLO, FRN
3M USD LIBOR + 6.15%, 10.229%, 1/15/35  (1) 1,000 845
Peace Park
Series 2021-1A, Class D, CLO, FRN
3M USD LIBOR + 2.95%, 7.193%, 10/20/34  (1) 1,180 1,101
Planet Fitness Master Issuer
Series 2022-1A, Class A2I
3.251%, 12/5/51  (1) 647 561
Progress Residential Trust
Series 2022-SFR4, Class A
3M TSFR + 2.20%, 4.438%, 5/17/41  (1) 1,225 1,150
Progress Residential Trust
Series 2022-SFR7, Class B
5.50%, 10/27/39  (1) 1,595 1,551
Regatta XIX Funding
Series 2022-1A, Class B, CLO, FRN
3M TSFR + 1.85%, 5.813%, 4/20/35  (1) 1,305 1,249
Sierra Timeshare Receivables Funding
Series 2020-2A, Class C
3.51%, 7/20/37  (1) 41 38
Symphony XX
Series 2018-20A, Class CR, CLO, FRN
3M USD LIBOR + 2.35%, 6.429%, 1/16/32  (1) 2,090 1,996
TCI-Flatiron
Series 2018-1A, Class BR, CLO, FRN
3M USD LIBOR + 1.40%, 5.815%, 1/29/32  (1) 980 941
Wellfleet
Series 2017-2A, Class A1R, CLO, FRN
3M USD LIBOR + 1.06%, 5.303%, 10/20/29  (1) 198 194

T. ROWE PRICE Total Return Fund

Par/Shares $ Value
(Amounts in 000s)
Wellfleet
Series 2021-3A, Class B, CLO, FRN
3M USD LIBOR + 1.80%, 5.879%, 1/15/35  (1) 1,310 1,243
65,558
Student Loan 0.8%
Navient Private Education Refi Loan Trust
Series 2019-FA, Class A2
2.60%, 8/15/68  (1) 124 115
Navient Private Education Refi Loan Trust
Series 2019-GA, Class A
2.40%, 10/15/68  (1) 282 257
Navient Private Education Refi Loan Trust
Series 2020-BA, Class B
2.77%, 1/15/69  (1) 975 767
Navient Private Education Refi Loan Trust
Series 2020-CA, Class B
2.83%, 11/15/68  (1) 600 469
Navient Private Education Refi Loan Trust
Series 2020-DA, Class A
1.69%, 5/15/69  (1) 40 36
Navient Private Education Refi Loan Trust
Series 2020-FA, Class B
2.69%, 7/15/69  (1) 400 317
Navient Private Education Refi Loan Trust
Series 2020-HA, Class B
2.78%, 1/15/69  (1) 1,340 1,050
SMB Private Education Loan Trust
Series 2017-B, Class A2A
2.82%, 10/15/35  (1) 154 146
SMB Private Education Loan Trust
Series 2020-PTB, Class A2A
1.60%, 9/15/54  (1) 440 389
SMB Private Education Loan Trust
Series 2022-D, Class B
6.15%, 10/15/58  (1) 1,500 1,500
5,046
Total Asset-Backed Securities
(Cost $87,132) 82,189
BANK LOANS 7.9% (2)
FINANCIAL INSTITUTIONS 1.4%
Brokerage Asset Managers Exchanges 0.1%
Citadel Securities, FRN
1M TSFR + 3.00%, 7.201%, 2/2/28  265 263
263

T. ROWE PRICE Total Return Fund

Par/Shares $ Value
(Amounts in 000s)
Consumer Cyclical 0.2%
Delta 2 Lux Sarl, FRN
1M TSFR + 3.25%, 1/15/30  (3) 1,495 1,487
1,487
Insurance 1.1%
Acrisure, FRN
1M TSFR + 5.75%, 9.879%, 2/15/27  (4) 180 178
Asurion, FRN
1M USD LIBOR + 3.00%, 7.071%, 11/3/24  329 315
Asurion, FRN
1M USD LIBOR + 3.25%, 7.321%, 12/23/26  353 308
Asurion, FRN
1M USD LIBOR + 5.25%, 9.321%, 1/31/28  703 541
Asurion, FRN
1M USD LIBOR + 5.25%, 9.321%, 1/20/29  1,795 1,375
HUB International, FRN
1M TSFR + 4.00%, 8.123%, 10/31/29  105 103
HUB International, FRN
1M USD LIBOR + 3.25%, 7.527%, 4/25/25  2,366 2,325
Jones Deslauriers Insurance Management, FRN
3M CAD CDOR + 4.25%, 8.813%, 3/27/28 (CAD)  835 576
Jones Deslauriers Insurance Management, FRN
3M CAD CDOR + 4.25%, 8.813%, 3/27/28 (CAD)  450 310
Jones Deslauriers Insurance Management, FRN
3M CAD CDOR + 7.50%, 12.063%, 3/26/29 (CAD)  (4) 385 259
Ryan Specialty Group, FRN
1M USD LIBOR + 3.00%, 7.186%, 9/1/27  424 421
6,711
Total Financial Institutions 8,461
INDUSTRIAL 6.4%
Basic Industry 0.1%
Aruba Investments Holdings, FRN
1M USD LIBOR + 7.75%, 11.794%, 11/24/28  520 470
470
Capital Goods 0.9%
Brookfield WEC Holdings, FRN
1M TSFR + 3.75%, 7.836%, 8/1/25  325 323
Brookfield WEC Holdings, FRN
1M USD LIBOR + 2.75%, 6.821%, 8/1/25  195 191
Charter Next Generation, FRN
1M USD LIBOR + 3.75%, 7.821%, 12/1/27  1,134 1,103
Engineered Machinery Holdings, FRN
1M USD LIBOR + 6.50%, 10.174%, 5/21/29  900 828
Engineered Machinery Holdings, FRN
3M USD LIBOR + 6.00%, 9.674%, 5/21/29  690 636

T. ROWE PRICE Total Return Fund

Par/Shares $ Value
(Amounts in 000s)
Filtration Group, FRN
1M USD LIBOR + 3.50%, 7.571%, 10/21/28  327 318
Filtration Group, FRN
3M USD LIBOR + 3.00%, 7.071%, 3/31/25  1,590 1,567
Madison IAQ, FRN
1M USD LIBOR + 3.25%, 6.815%, 6/21/28  244 231
TK Elevator U.S. Newco, FRN
6M USD LIBOR + 3.50%, 6.871%, 7/30/27  634 607
5,804
Communications 0.2%
Clear Channel Outdoor Holdings, FRN
1M USD LIBOR + 3.50%, 7.914%, 8/21/26  589 538
MH Sub I, FRN
1M USD LIBOR + 3.75%, 7.821%, 9/13/24  326 317
MH Sub I, FRN
1M USD LIBOR + 6.25%, 10.649%, 2/23/29  265 237
1,092
Consumer Cyclical 1.3%
CNT Holdings I, FRN
1M USD LIBOR + 3.50%, 7.239%, 11/8/27  109 106
CNT Holdings I, FRN
1M USD LIBOR + 6.75%, 10.489%, 11/6/28  245 231
Dave & Buster's, FRN
1M TSFR + 5.00%, 9.188%, 6/29/29  (3) 364 361
EG Finco, FRN
3M EURIBOR + 7.00%, 7.00%, 4/30/27 (EUR)  910 808
IRB Holding, FRN
1M TSFR + 3.00%, 7.284%, 12/15/27  182 175
IRB Holding, FRN
1M USD LIBOR + 2.75%, 6.821%, 2/5/25  457 448
MIC Glen, FRN
1M USD LIBOR + 6.75%, 10.821%, 7/20/29  400 362
PetSmart, FRN
1M USD LIBOR + 3.75%, 7.82%, 2/11/28  519 498
Scientific Games Holdings, FRN
1M TSFR + 3.50%, 7.097%, 2/4/29  290 277
SeaWorld Parks & Entertainment, FRN
1M USD LIBOR + 3.00%, 7.125%, 8/25/28  364 356
Staples, FRN
3M USD LIBOR + 5.00%, 7.782%, 4/16/26  263 234
Tacala Investment, FRN
1M USD LIBOR + 3.50%, 7.571%, 2/5/27  410 393
Tacala Investment, FRN
1M USD LIBOR + 7.50%, 11.571%, 2/4/28  470 425
UFC Holdings, FRN
1M USD LIBOR + 2.75%, 7.11%, 4/29/26  (3) 1,576 1,547

T. ROWE PRICE Total Return Fund

Par/Shares $ Value
(Amounts in 000s)
Wand NewCo 3, FRN
1M USD LIBOR + 3.00%, 7.071%, 2/5/26  (3) 335 319
William Morris Endeavor Entertainment, FRN
3M USD LIBOR + 2.75%, 6.83%, 5/18/25  313 304
Woof Holdings, FRN
1M USD LIBOR + 7.25%, 10.815%, 12/21/28  1,605 1,444
8,288
Consumer Non-Cyclical 1.2%
Gainwell Acquisition, FRN
1M USD LIBOR + 4.00%, 7.674%, 10/1/27  1,314 1,280
Maravai Intermediate Holdings, FRN
1M TSFR + 3.00%, 6.955%, 10/29/27  738 725
Medline Borrower, FRN
1M USD LIBOR + 3.25%, 7.321%, 10/23/28  795 754
Naked Juice, FRN
1M TSFR + 6.10%, 9.653%, 1/20/30  460 400
Naked Juice, FRN
3M TSFR + 3.25%, 6.903%, 1/20/29  165 155
Organon, FRN
1M USD LIBOR + 3.00%, 6.188%, 6/2/28  303 300
Pathway Vet Alliance, FRN
1M USD LIBOR + 3.75%, 7.424%, 3/31/27  777 681
PetVet Care Centers, FRN
1M TSFR + 5.00%, 9.00%, 2/14/25  823 780
PetVet Care Centers, FRN
3M USD LIBOR + 6.25%, 10.321%, 2/13/26  1,040 971
Phoenix Newco, FRN
1M USD LIBOR + 3.25%, 7.321%, 11/15/28  402 386
Phoenix Newco, FRN
3M USD LIBOR + 6.50%, 10.571%, 11/15/29  600 564
Sunshine Luxembourg VII, FRN
1M USD LIBOR + 3.75%, 7.424%, 10/1/26  523 496
7,492
Energy 0.0%
Prairie ECI Acquiror, FRN
3M USD LIBOR + 4.75%, 8.821%, 3/11/26  287 278
278
Industrial Other 0.1%
Pike, FRN
1M TSFR + 3.50%, 7.586%, 1/21/28  285 281
Pike, FRN
1M USD LIBOR + 3.00%, 7.08%, 1/21/28  537 526
807
Technology 2.3%
Applied Systems, FRN
1M TSFR + 4.50%, 9/19/26  (3) 70 69

T. ROWE PRICE Total Return Fund

Par/Shares $ Value
(Amounts in 000s)
Applied Systems, FRN
1M USD LIBOR + 3.00%, 6.674%, 9/19/24  (3) 1,407 1,401
Applied Systems, FRN
1M USD LIBOR + 5.50%, 9.174%, 9/19/25  1,328 1,315
Ascend Learning, FRN
1M USD LIBOR + 3.50%, 7.571%, 12/11/28  473 447
Ascend Learning, FRN
1M USD LIBOR + 5.75%, 9.821%, 12/10/29  1,050 890
AthenaHealth Group, FRN
1M TSFR + 3.50%, 7.194%, 2/15/29  (5) 1,027 936
Central Parent, FRN
1M TSFR + 4.50%, 8.112%, 6/9/29  485 479
CoreLogic, FRN
1M USD LIBOR + 6.50%, 10.625%, 6/4/29  985 669
Epicor Software, FRN
1M USD LIBOR + 3.25%, 7.321%, 7/30/27  1,006 971
Epicor Software, FRN
1M USD LIBOR + 7.75%, 11.821%, 7/31/28  590 582
Hyland Software, FRN
1M USD LIBOR + 6.25%, 10.321%, 7/7/25  869 819
Loyalty Ventures, FRN
1M USD LIBOR + 4.50%, 8.571%, 11/3/27  9 3
Peraton, FRN
1M USD LIBOR + 3.75%, 7.821%, 2/1/28  369 359
Peraton, FRN
1M USD LIBOR + 7.75%, 11.654%, 2/1/29  720 683
RealPage, FRN
1M USD LIBOR + 3.00%, 7.071%, 4/24/28  379 362
RealPage, FRN
1M USD LIBOR + 6.50%, 10.571%, 4/23/29  1,035 990
Sophia, FRN
1M TSFR + 4.25%, 8.336%, 10/7/27  189 184
Sophia, FRN
1M USD LIBOR + 3.50%, 7.174%, 10/7/27  258 248
UKG, FRN
1M USD LIBOR + 3.25%, 6.998%, 5/4/26  1,239 1,195
UKG, FRN
1M USD LIBOR + 5.25%, 8.998%, 5/3/27  2,015 1,844
Verscend Holding, FRN
1M USD LIBOR + 4.00%, 8.071%, 8/27/25  308 305
14,751
Transportation 0.3%
AAdvantage Loyalty IP, FRN
1M USD LIBOR + 4.75%, 7.46%, 4/20/28  535 531

T. ROWE PRICE Total Return Fund

Par/Shares $ Value
(Amounts in 000s)
Mileage Plus Holdings, FRN
1M USD LIBOR + 5.25%, 8.777%, 6/21/27  1,044 1,073
1,604
Total Industrial 40,586
UTILITY 0.1%
Electric 0.1%
PG&E, FRN
1M USD LIBOR + 3.00%, 7.125%, 6/23/25  635 625
Total Utility 625
Total Bank Loans
(Cost $52,791) 49,672
COMMON STOCKS 0.0%
INDUSTRIAL 0.0%
Communications 0.0%
Clear Channel Outdoor Holdings  (6) 1 1
Total Industrial 1
Total Common Stocks
(Cost $3) 1
CONVERTIBLE BONDS 0.1%
INDUSTRIAL 0.1%
Communications 0.1%
Sea, 0.25%, 9/15/26  475 356
Total Industrial 356
Total Convertible Bonds
(Cost $491) 356
CONVERTIBLE PREFERRED STOCKS 0.5%
FINANCIAL INSTITUTIONS 0.1%
Insurance 0.1%
Alliant Services, Series A, Acquisition Date: 11/6/20, Cost $1,133  (6)(7) 1 1,078
Total Financial Institutions 1,078
INDUSTRIAL 0.3%
Communications 0.1%
2020 Cash Mandatory Exchangeable Trust, 5.25%, 6/1/23  (1) — 546
546
Consumer Non-Cyclical 0.2%
Becton Dickinson & Company, Series B, 6.00%, 6/1/23  (8) 10 513

T. ROWE PRICE Total Return Fund

Par/Shares $ Value
(Amounts in 000s)
Danaher, Series B, 5.00%, 4/15/23  1 730
1,243
Total Industrial 1,789
UTILITY 0.1%
Electric 0.1%
NextEra Energy, 6.926%, 9/1/25  9 460
Total Utility 460
Total Convertible Preferred Stocks
(Cost $3,216) 3,327
CORPORATE BONDS 17.1%
FINANCIAL INSTITUTIONS 5.5%
Banking 3.5%
Banco de Bogota, 6.25%, 5/12/26  475 456
Banco de Credito del Peru, VR, 3.25%, 9/30/31  (1)(9) 375 325
Banco Santander, VR, 4.175%, 3/24/28  (9) 200 185
Bancolombia, VR, 4.625%, 12/18/29  (9) 400 341
Bangkok Bank, VR, 3.733%, 9/25/34  (9) 400 325
Bank Leumi Le-Israel, VR, 3.275%, 1/29/31  (1)(9) 600 535
Bank of America, VR, 2.972%, 2/4/33  (9) 2,025 1,655
Bank of America, VR, 4.948%, 7/22/28  (9) 1,270 1,235
Bank of Ireland Group, VR, 6.253%, 9/16/26  (1)(9) 535 529
Barclays, VR, 7.385%, 11/2/28  (9) 615 635
BBVA Bancomer, VR, 5.125%, 1/18/33  (9) 500 434
BNP Paribas, VR, 2.591%, 1/20/28  (1)(9) 795 696
Capital One Financial, 3.65%, 5/11/27  670 626
Capital One Financial, VR, 2.359%, 7/29/32  (9) 905 660
Capital One Financial, VR, 4.166%, 5/9/25  (9) 1,590 1,548
Citigroup, VR, 4.044%, 6/1/24  (9) 1,550 1,536
Goldman Sachs Group, VR, 3.102%, 2/24/33  (9) 1,130 938
Goldman Sachs Group, VR, 3.615%, 3/15/28  (9) 1,645 1,530
JPMorgan Chase, VR, 1.764%, 11/19/31  (9) 815 625
JPMorgan Chase, VR, 2.956%, 5/13/31  (9) 550 456
JPMorgan Chase, VR, 4.586%, 4/26/33  (9) 380 353
JPMorgan Chase, VR, 4.912%, 7/25/33  (9) 100 95
JPMorgan Chase, VR, 5.717%, 9/14/33  (9) 1,020 1,005
Morgan Stanley, VR, 3.622%, 4/1/31  (9) 1,740 1,533
Morgan Stanley, VR, 4.889%, 7/20/33  (9) 260 247
NatWest Group, VR, 7.472%, 11/10/26  (9) 355 369
Santander Holdings USA, VR, 2.49%, 1/6/28  (9) 405 352
Standard Chartered, VR, 2.608%, 1/12/28  (1)(9) 550 472
UBS Group, VR, 2.746%, 2/11/33  (1)(9) 311 244
Wells Fargo, VR, 2.393%, 6/2/28  (9) 575 506

T. ROWE PRICE Total Return Fund

Par/Shares $ Value
(Amounts in 000s)
Wells Fargo, VR, 2.879%, 10/30/30  (9) 250 216
Wells Fargo, VR, 4.897%, 7/25/33  (9) 1,285 1,237
21,899
Brokerage Asset Managers Exchanges 0.2%
AG TTMT Escrow Issuer, 8.625%, 9/30/27  (1) 275 277
Charles Schwab, Series I, VR, 4.00%  (9)(10) 130 110
LSEGA Financing, 2.00%, 4/6/28  (1) 585 501
LSEGA Financing, 2.50%, 4/6/31  (1) 425 358
1,246
Brokerage Assetmanagers Exchanges 0.2%
Aretec Escrow Issuer, 7.50%, 4/1/29  (1) 285 231
Intercontinental Exchange, 4.35%, 6/15/29  700 688
919
Finance Companies 0.2%
AerCap Ireland Capital, 3.85%, 10/29/41  315 230
AerCap Ireland Capital, 4.45%, 4/3/26  415 397
AerCap Ireland Capital, 4.50%, 9/15/23  180 178
AerCap Ireland Capital, 6.50%, 7/15/25  270 273
1,078
Financial Other 0.2%
Howard Hughes, 4.125%, 2/1/29  (1) 430 356
Howard Hughes, 5.375%, 8/1/28  (1) 665 593
Kaisa Group Holdings, 11.25%, 4/9/22  (11) 850 89
MAF Global Securities, VR, 6.375%  (9)(10) 500 476
1,514
Insurance 0.7%
Acrisure, 10.125%, 8/1/26  (1) 615 603
AmWINS Group, 4.875%, 6/30/29  (1) 199 172
Centene, 2.50%, 3/1/31  640 506
Centene, 3.00%, 10/15/30  325 265
Centene, 3.375%, 2/15/30  (8) 590 501
Centene, 4.625%, 12/15/29  342 315
Enact Holdings, 6.50%, 8/15/25  (1) 230 223
Equitable Holdings, 4.35%, 4/20/28  630 600
HUB International, 5.625%, 12/1/29  (1) 510 448
HUB International, 7.00%, 5/1/26  (1) 517 511
Molina Healthcare, 4.375%, 6/15/28  (1) 395 359
4,503
Real Estate Investment Trusts 0.5%
Alexandria Real Estate Equities, 4.90%, 12/15/30  965 940
Brixmor Operating Partnership, 3.90%, 3/15/27  630 578
Brixmor Operating Partnership, 4.05%, 7/1/30  505 436
Brixmor Operating Partnership, 4.125%, 5/15/29  1,269 1,123
HAT Holdings I, 6.00%, 4/15/25  (1) 255 246

T. ROWE PRICE Total Return Fund

Par/Shares $ Value
(Amounts in 000s)
Healthcare Realty Holdings, 2.40%, 3/15/30  120 93
3,416
Total Financial Institutions 34,575
INDUSTRIAL 10.9%
Basic Industry 0.7%
Arconic, 6.125%, 2/15/28  (1) 416 387
Aris Mining, 6.875%, 8/9/26  (1) 600 448
Avient, 7.125%, 8/1/30  (1) 195 190
Carpenter Technology, 7.625%, 3/15/30  410 405
Celanese U.S. Holdings, 6.05%, 3/15/25  585 581
Celanese U.S. Holdings, 6.165%, 7/15/27  625 613
GPD, 10.125%, 4/1/26  (1) 497 426
Kobe U.S. Midco 2, 9.25%, 11/1/26, (9.25% Cash or 10.00% PIK)  (1)
(12) 460 331
Methanex, 5.125%, 10/15/27  247 228
Methanex, 5.25%, 12/15/29  (8) 15 13
South32 Treasury, 4.35%, 4/14/32  (1) 425 370
TMS International, 6.25%, 4/15/29  (1) 600 428
4,420
Capital Goods 0.6%
Ardagh Metal Packaging Finance USA, 6.00%, 6/15/27  (1) 440 426
Ball, 6.875%, 3/15/28  435 440
GFL Environmental, 5.125%, 12/15/26  (1) 16 15
Madison IAQ, 5.875%, 6/30/29  (1) 685 507
Mauser Packaging Solutions Holding, 8.50%, 4/15/24  (1) 565 554
New Enterprise Stone & Lime, 5.25%, 7/15/28  (1) 440 396
Pactiv, 7.95%, 12/15/25  200 188
Parker-Hannifin, 4.50%, 9/15/29  125 121
Sealed Air, 5.00%, 4/15/29  (1) 215 200
Sealed Air, 6.875%, 7/15/33  (1) 225 220
TK Elevator Holdco GmbH, 7.625%, 7/15/28  (1) 760 631
3,698
Communications 2.0%
Altice France Holding, 10.50%, 5/15/27  (1) 690 545
Axian Telecom, 7.375%, 2/16/27  (1) 525 462
CCO Holdings, 4.25%, 2/1/31  (1) 115 93
CCO Holdings, 5.375%, 6/1/29  (1) 390 353
CCO Holdings, 6.375%, 9/1/29  (1)(8) 655 622
Clear Channel Outdoor Holdings, 7.50%, 6/1/29  (1) 210 155
Clear Channel Outdoor Holdings, 7.75%, 4/15/28  (1) 540 402
CSC Holdings, 7.50%, 4/1/28  (1) 350 272
DISH DBS, 5.25%, 12/1/26  (1) 215 182
DISH DBS, 5.75%, 12/1/28  (1) 195 157
DISH DBS, 7.75%, 7/1/26  210 172
DISH Network, 11.75%, 11/15/27  (1) 300 307

T. ROWE PRICE Total Return Fund

Par/Shares $ Value
(Amounts in 000s)
Globo Comunicacao e Participacoes, 4.875%, 1/22/30  375 308
iHeartCommunications, 8.375%, 5/1/27  (8) 489 434
Netflix, 6.375%, 5/15/29  385 397
Rogers Communications, 3.20%, 3/15/27  (1) 230 215
SBA Tower Trust, 2.328%, 1/15/28  (1) 95 79
SBA Tower Trust, 2.836%, 1/15/25  (1) 450 419
SBA Tower Trust, Series 2014-2A, Class C, STEP, 3.869%, 10/15/49  (1) 425 408
Sirius XM Radio, 4.00%, 7/15/28  (1) 430 376
Sprint Capital, 6.875%, 11/15/28  160 170
Stagwell Global, 5.625%, 8/15/29  (1) 505 433
T-Mobile USA, 3.875%, 4/15/30  1,800 1,653
T-Mobile USA, 5.20%, 1/15/33  1,010 1,014
Tower Bersama Infrastructure, 2.75%, 1/20/26  410 369
Townsquare Media, 6.875%, 2/1/26  (1) 775 717
Univision Communications, 7.375%, 6/30/30  (1) 220 216
Verizon Communications, 2.355%, 3/15/32  310 248
Verizon Communications, 2.65%, 11/20/40  205 141
Verizon Communications, 2.987%, 10/30/56  11 7
VTR Comunicaciones, 5.125%, 1/15/28  (1) 429 246
Warnermedia Holdings, 3.755%, 3/15/27  (1) 1,355 1,233
12,805
Consumer Cyclical 3.0%
Bath & Body Works, 6.625%, 10/1/30  (1) 305 284
Bath & Body Works, 6.75%, 7/1/36  240 211
Bath & Body Works, 6.95%, 3/1/33  245 211
Bath & Body Works, 9.375%, 7/1/25  (1) 193 202
Caesars Entertainment, 8.125%, 7/1/27  (1)(8) 650 651
Carnival, 7.625%, 3/1/26  (1)(8) 210 176
Carnival, 9.875%, 8/1/27  (1) 255 245
Carnival, 10.50%, 6/1/30  (1) 235 201
CCM Merger, 6.375%, 5/1/26  (1) 215 197
Cedar Fair, 6.50%, 10/1/28  560 535
Clarios Global, 8.50%, 5/15/27  (1)(8) 590 578
Cushman & Wakefield U.S. Borrower, 6.75%, 5/15/28  (1) 390 372
Dave & Buster's, 7.625%, 11/1/25  (1) 443 445
eG Global Finance, 8.50%, 10/30/25  (1)(8) 600 567
Ford Motor, 6.10%, 8/19/32  435 419
Ford Motor, 6.625%, 10/1/28  175 176
Ford Motor, 9.625%, 4/22/30  450 517
Ford Motor Credit, 4.95%, 5/28/27  205 194
Ford Motor Credit, 7.35%, 11/4/27  300 312
General Motors, 5.40%, 10/15/29  590 571
Goodyear Tire & Rubber, 5.00%, 7/15/29  370 318
Goodyear Tire & Rubber, 5.25%, 7/15/31  (8) 240 204
Hilton Domestic Operating, 4.00%, 5/1/31  (1) 195 163
Home Depot, 2.375%, 3/15/51  805 502

T. ROWE PRICE Total Return Fund

Par/Shares $ Value
(Amounts in 000s)
Life Time, 5.75%, 1/15/26  (1) 277 263
Live Nation Entertainment, 4.75%, 10/15/27  (1) 280 249
Marriott International, 5.00%, 10/15/27  510 507
Match Group Holdings II, 4.125%, 8/1/30  (1) 205 171
Match Group Holdings II, 4.625%, 6/1/28  (1)(8) 270 242
Match Group Holdings II, 5.00%, 12/15/27  (1) 290 270
Metalsa, 3.75%, 5/4/31  650 497
MGM China Holdings, 5.375%, 5/15/24  (1) 215 211
MGM Growth Properties Operating Partnership, 5.75%, 2/1/27  180 175
PetSmart, 7.75%, 2/15/29  (1) 500 462
Rivian Holdings, FRN, 6M USD LIBOR + 5.625%, 10.164%, 10/15/26  (1) 1,600 1,528
Ross Stores, 1.875%, 4/15/31  735 580
Royal Caribbean Cruises, 5.50%, 8/31/26  (1) 360 309
Royal Caribbean Cruises, 11.625%, 8/15/27  (1) 550 560
Sands China, 5.90%, 8/8/28  340 317
Scientific Games International, 7.25%, 11/15/29  (1) 313 306
SeaWorld Parks & Entertainment, 5.25%, 8/15/29  (1) 505 439
St. Joseph's University Medical Center, 4.584%, 7/1/27  2,000 1,866
Staples, 7.50%, 4/15/26  (1) 185 163
Staples, 10.75%, 4/15/27  (1) 230 167
Vivo Energy Investments, 5.125%, 9/24/27  (8) 550 496
Wolverine World Wide, 4.00%, 8/15/29  (1) 235 175
Yum! Brands, 5.375%, 4/1/32  850 786
18,990
Consumer Non-Cyclical 1.7%
AbbVie, 4.05%, 11/21/39  425 372
AbbVie, 4.875%, 11/14/48  935 876
Agrosuper, 4.60%, 1/20/32  550 467
Avantor Funding, 4.625%, 7/15/28  (1) 260 239
BAT International Finance, 4.448%, 3/16/28  650 601
Becton Dickinson & Company, 3.794%, 5/20/50  113 88
Cano Health, 6.25%, 10/1/28  (1) 530 268
Charles River Laboratories International, 4.00%, 3/15/31  (1)(8) 255 219
CHS, 6.875%, 4/15/29  (1) 385 202
CHS, 8.00%, 12/15/27  (1) 220 194
CSL Finance, 4.25%, 4/27/32  (1) 295 280
Darling Ingredients, 6.00%, 6/15/30  (1) 180 175
Hadrian Merger Sub, 8.50%, 5/1/26  (1) 335 303
HCA, 3.125%, 3/15/27  (1) 280 254
HCA, 3.50%, 9/1/30  740 633
HCA, 5.375%, 9/1/26  925 915
HCA, 5.875%, 2/15/26  710 713
Medline Borrower, 5.25%, 10/1/29  (1) 390 318
Organon, 5.125%, 4/30/31  (1) 385 338
Philip Morris International, 5.625%, 11/17/29  190 193
Select Medical, 6.25%, 8/15/26  (1) 275 261

T. ROWE PRICE Total Return Fund

Par/Shares $ Value
(Amounts in 000s)
Surgery Center Holdings, 10.00%, 4/15/27  (1) 540 540
Tenet Healthcare, 6.125%, 10/1/28  (1) 300 264
Tenet Healthcare, 6.125%, 6/15/30  (1)(8) 250 238
Tenet Healthcare, 6.875%, 11/15/31  310 272
Teva Pharmaceutical Finance Netherlands III, 6.75%, 3/1/28  360 354
Teva Pharmaceutical Finance Netherlands III, 7.125%, 1/31/25  240 239
Utah Acquisition Sub, 3.95%, 6/15/26  995 931
10,747
Energy 1.5%
Aethon United BR, 8.25%, 2/15/26  (1) 230 229
Chesapeake Energy, 5.50%, 2/1/26  (1) 185 179
Chesapeake Energy, 5.875%, 2/1/29  (1) 205 196
Continental Resources, 4.90%, 6/1/44  335 253
DCP Midstream Operating, 8.125%, 8/16/30  352 390
Ferrellgas, 5.375%, 4/1/26  (1) 275 253
Hess, 5.60%, 2/15/41  5 5
Hess, 7.125%, 3/15/33  175 188
Hess, 7.30%, 8/15/31  175 192
Hilcorp Energy I, 5.75%, 2/1/29  (1) 141 129
Hilcorp Energy I, 6.00%, 4/15/30  (1) 260 239
Hilcorp Energy I, 6.00%, 2/1/31  (1) 165 150
Kinetik Holdings, 5.875%, 6/15/30  (1) 605 568
Leviathan Bond, 6.125%, 6/30/25  (1) 500 490
Magnolia Oil & Gas Operating, 6.00%, 8/1/26  (1) 560 543
NGL Energy Operating, 7.50%, 2/1/26  (1) 229 206
NuStar Logistics, 5.75%, 10/1/25  225 219
NuStar Logistics, 6.00%, 6/1/26  315 306
Occidental Petroleum, 6.20%, 3/15/40  195 188
Occidental Petroleum, 7.50%, 5/1/31  249 270
Occidental Petroleum, 7.95%, 6/15/39  150 163
Occidental Petroleum, 8.50%, 7/15/27  240 262
Occidental Petroleum, 8.875%, 7/15/30  425 486
Tallgrass Energy Partners, 6.00%, 3/1/27  (1) 350 333
Tallgrass Energy Partners, 7.50%, 10/1/25  (1) 210 213
Targa Resources Partners, 4.00%, 1/15/32  295 253
Targa Resources Partners, 4.875%, 2/1/31  (1) 285 259
Targa Resources Partners, 5.50%, 3/1/30  165 158
Targa Resources Partners, 6.875%, 1/15/29  505 515
Transcontinental Gas Pipe Line, 4.60%, 3/15/48  40 34
Venture Global Calcasieu Pass, 3.875%, 8/15/29  (1) 225 196
Venture Global Calcasieu Pass, 3.875%, 11/1/33  (1)(8) 615 498
Venture Global Calcasieu Pass, 4.125%, 8/15/31  (1) 290 250
Vermilion Energy, 6.875%, 5/1/30  (1) 485 447
9,260
Industrial Other 0.1%
Howard University, Series 21A, 4.756%, 10/1/51  415 309

T. ROWE PRICE Total Return Fund

Par/Shares $ Value
(Amounts in 000s)
Pike, 5.50%, 9/1/28  (1) 415 367
676
Technology 0.8%
AthenaHealth Group, 6.50%, 2/15/30  (1) 475 355
CDW, 2.67%, 12/1/26  340 303
Central Parent, 7.25%, 6/15/29  (1) 425 410
Entegris Escrow, 5.95%, 6/15/30  (1) 560 521
Gen Digital, 6.75%, 9/30/27  (1) 225 226
Gen Digital, 7.125%, 9/30/30  (1)(8) 167 168
MSCI, 3.875%, 2/15/31  (1) 200 174
Neptune Bidco U.S., 9.29%, 4/15/29  (1) 205 195
Oracle, 6.90%, 11/9/52  535 589
Presidio Holdings, 8.25%, 2/1/28  (1) 410 367
Sabre GLBL, 9.25%, 4/15/25  (1) 125 125
Sabre GLBL, 11.25%, 12/15/27  (1) 185 188
Sensata Technologies, 4.00%, 4/15/29  (1) 405 351
Sensata Technologies, 5.875%, 9/1/30  (1) 655 622
Verscend Escrow, EC, 9.75%, 8/15/26  (1) 295 294
Workday, 3.80%, 4/1/32  355 318
5,206
Transportation 0.5%
Adani International Container Terminal, 3.00%, 2/16/31  (8) 609 479
American Airlines, 5.50%, 4/20/26  (1) 225 218
American Airlines, 5.75%, 4/20/29  (1) 395 366
American Airlines, 11.75%, 7/15/25  (1) 526 581
International Container Terminal Services, 4.75%, 6/17/30  (8) 400 350
Mileage Plus Holdings, 6.50%, 6/20/27  (1) 223 222
United Airlines, 4.625%, 4/15/29  (1) 255 226
United Airlines PTT, Series 2019-2, Class A, 2.90%, 5/1/28  127 103
United Airlines PTT, Series 2019-2, Class AA, 2.70%, 5/1/32  142 116
Watco, 6.50%, 6/15/27  (1) 240 229
2,890
Total Industrial 68,692
UTILITY 0.7%
Electric 0.7%
AES Andes, VR, 7.125%, 3/26/79  (9) 525 487
Edison International, 6.95%, 11/15/29  480 503
Enel Finance America, 7.10%, 10/14/27  (1) 200 208
Enel Finance International, 6.80%, 10/14/25  (1) 200 206
PG&E, 5.00%, 7/1/28  305 278
Vistra, VR, 7.00%  (1)(9)(10) 545 487
Vistra, VR, 8.00%  (1)(9)(10) 1,720 1,643

T. ROWE PRICE Total Return Fund

Par/Shares $ Value
(Amounts in 000s)
Vistra Operations, 5.125%, 5/13/25  (1) 650 636
Total Utility 4,448
Total Corporate Bonds
(Cost $118,334) 107,715
FOREIGN GOVERNMENT OBLIGATIONS &
MUNICIPALITIES 2.0%
Owned No Guarantee 0.5%
Bank Negara Indonesia Persero, 3.75%, 3/30/26  525 477
CITGO Petroleum, 7.00%, 6/15/25  (1) 215 211
Mexico City Airport Trust, 5.50%, 7/31/47  (1) 1,050 787
Oryx Funding, 5.80%, 2/3/31  (1) 400 379
Petroleos Mexicanos, 6.35%, 2/12/48  2,200 1,343
3,197
Sovereign 1.5%
Dominican Republic, 5.875%, 1/30/60  2,000 1,493
Kingdom of Morocco, 4.00%, 12/15/50  2,400 1,646
Republic of Ivory Coast, 6.125%, 6/15/33  (8) 2,400 2,148
Republic of Romania, 4.00%, 2/14/51  2,738 1,832
Republic of Serbia, 2.125%, 12/1/30  2,800 2,067
9,186
Total Foreign Government Obligations & Municipalities
(Cost $13,280) 12,383
MUNICIPAL SECURITIES 1.4%
California 0.0%
Inland Valley Dev. Agency, Tax Allocation, Series B, 5.50%, 3/1/33  (13) 150 152
152
Colorado 0.3%
Colorado HFA, Covenant Living Community, Series B, 3.36%, 12/1/30  1,970 1,735
Denver City & County School Dist. No. 1, Series B, Certificate of
Participation, 4.242%, 12/15/37  65 60
1,795
District of Columbia 0.0%
Dist. of Columbia, Build America, Series E, Build America, 5.591%,
12/1/34  5 5
5
Florida 0.2%
Capital Projects Fin. Auth., Florida Univ. Project, Series A-2, 4.00%,
10/1/24  1,010 961
961

T. ROWE PRICE Total Return Fund

Par/Shares $ Value
(Amounts in 000s)
Illinois 0.1%
Chicago Transit Auth. Sales Tax Receipts Fund, Series B, 3.102%,
12/1/30  600 523
523
Louisiana 0.1%
Louisiana Local Government Environmental Fac., CDA, Series A,
4.475%, 8/1/39  955 885
885
Maryland 0.1%
Maryland Economic Dev. Seagirt Marine Terminal, 4.25%, 6/1/31  350 316
Maryland Stadium Auth., Series C, 2.007%, 5/1/29  475 403
719
Michigan 0.1%
Great Lakes Water Auth. Sewage Disposal System Revenue, Series B,
2.615%, 7/1/36  (13) 450 336
336
Puerto Rico 0.2%
Puerto Rico Commonwealth, GO, 11/1/43  (6)(14) 2,279 1,037
Puerto Rico Commonwealth, Restructured, Series A, GO, Zero Coupon,
7/1/24  24 22
Puerto Rico Commonwealth, Restructured, Series A, GO, Zero Coupon,
7/1/33  92 50
Puerto Rico Commonwealth, Restructured, Series A-1, GO, 4.00%,
7/1/33  71 62
Puerto Rico Commonwealth, Restructured, Series A-1, GO, 4.00%,
7/1/35  64 54
Puerto Rico Commonwealth, Restructured, Series A-1, GO, 4.00%,
7/1/37  55 46
Puerto Rico Commonwealth, Restructured, Series A-1, GO, 4.00%,
7/1/41  75 60
Puerto Rico Commonwealth, Restructured, Series A-1, GO, 5.375%,
7/1/25  79 81
Puerto Rico Commonwealth, Restructured, Series A-1, GO, 5.625%,
7/1/27  79 81
Puerto Rico Commonwealth, Restructured, Series A-1, GO, 5.625%,
7/1/29  77 79
1,572
South Carolina 0.0%
South Carolina Public Service Auth. Unrefunded Balanced, Series E,
4.322%, 12/1/27  77 74
74
Texas 0.2%
Central Texas Regional Mobility Auth., Series C, 2.635%, 1/1/32  1,500 1,228
Tarrant County Cultural Ed. Fac. Fin., Hendrick Medical Center, 2.321%,
9/1/30  (13) 210 172
1,400

T. ROWE PRICE Total Return Fund

Par/Shares $ Value
(Amounts in 000s)
Virginia 0.1%
Tobacco Settlement Fin., Series A-1, 6.706%, 6/1/46  330 300
Virginia Commonwealth Transportation Board, Build America, Series B,
Build America, 5.35%, 5/15/35  5 5
Virginia Public Building Auth., Build America, Series B-2, Build America,
5.90%, 8/1/30  55 58
Virginia Public School Auth., Qualified School Construction, 4.25%,
12/15/30  195 185
548
Total Municipal Securities
(Cost $10,277) 8,970
NON-U.S. GOVERNMENT MORTGAGE-BACKED
SECURITIES 12.9%
Collateralized Mortgage Obligations 7.5%
Angel Oak Mortgage Trust
Series 2020-5, Class M1, CMO, ARM
2.97%, 5/25/65  (1) 250 204
Angel Oak Mortgage Trust
Series 2020-6, Class M1, CMO, ARM
2.805%, 5/25/65  (1) 515 380
Angel Oak Mortgage Trust
Series 2021-4, Class M1, CMO, ARM
2.29%, 1/20/65  (1) 960 543
Angel Oak Mortgage Trust
Series 2021-6, Class M1, CMO, ARM
2.772%, 9/25/66  (1) 3,175 1,875
Angel Oak Mortgage Trust I
Series 2019-4, Class A3, CMO, ARM
3.301%, 7/26/49  (1) 18 18
Bellemeade Re
Series 2022-1, Class M1B, CMO, ARM
SOFR30A + 2.15%, 5.671%, 1/26/32  (1) 1,610 1,527
CAFL Issuer
Series 2021-RTL1, Class A2, CMO, STEP
3.104%, 3/28/29  (1) 2,505 2,223
Citigroup Mortgage Loan Trust
Series 2020-EXP2, Class A3, CMO, ARM
2.50%, 8/25/50  (1) 571 467
COLT Mortgage Loan Trust
Series 2020-3, Class M1, CMO, ARM
3.359%, 4/27/65  (1) 160 139
COLT Mortgage Loan Trust
Series 2021-3, Class M1, CMO, ARM
2.304%, 9/27/66  (1) 2,220 1,311

T. ROWE PRICE Total Return Fund

Par/Shares $ Value
(Amounts in 000s)
Connecticut Avenue Securities
Series 2017-C02, Class 2ED3, CMO, ARM
1M USD LIBOR + 1.35%, 5.366%, 9/25/29  24 24
Connecticut Avenue Securities
Series 2017-C04, Class 2ED2, CMO, ARM
1M USD LIBOR + 1.10%, 5.116%, 11/25/29  611 596
Connecticut Avenue Securities
Series 2017-C06, Class 2ED1, CMO, ARM
1M USD LIBOR + 1.00%, 5.016%, 2/25/30  239 237
Connecticut Avenue Securities
Series 2018-C03, Class 1EB2, CMO, ARM
1M USD LIBOR + 0.85%, 4.866%, 10/25/30  394 388
Connecticut Avenue Securities
Series 2018-C04, Class 2M2, CMO, ARM
1M USD LIBOR + 2.55%, 6.566%, 12/25/30  388 383
Connecticut Avenue Securities Trust
Series 2020-R01, Class 1M2, CMO, ARM
1M USD LIBOR + 2.05%, 6.066%, 1/25/40  (1) 180 177
Connecticut Avenue Securities Trust
Series 2022-R02, Class 2M2, CMO, ARM
SOFR30A + 3.00%, 6.521%, 1/25/42  (1) 1,660 1,537
Connecticut Avenue Securities Trust
Series 2022-R04, Class 1M1, CMO, ARM
SOFR30A + 2.00%, 5.521%, 3/25/42  (1) 514 508
Connecticut Avenue Securities Trust
Series 2022-R05, Class 2M1, CMO, ARM
SOFR30A + 1.90%, 5.421%, 4/25/42  (1) 885 874
Connecticut Avenue Securities Trust
Series 2022-R06, Class 1M1, CMO, ARM
SOFR30A + 2.75%, 6.271%, 5/25/42  (1) 824 824
Connecticut Avenue Securities Trust
Series 2022-R08, Class 1M1, CMO, ARM
SOFR30A + 2.55%, 6.071%, 7/25/42  (1) 352 350
Finance of America HECM Buyout
Series 2022-HB2, Class A1A, CMO, ARM
4.00%, 12/25/24  (1) 1,499 1,467
Flagstar Mortgage Trust
Series 2017-2, Class B1, CMO, ARM
4.041%, 10/25/47  (1) 243 217
Flagstar Mortgage Trust
Series 2019-1INV, Class A3, CMO, ARM
3.50%, 10/25/49  (1) 67 61
Flagstar Mortgage Trust
Series 2021-11IN, Class A18, CMO, ARM
2.50%, 11/25/51  (1) 2,861 2,261
Freddie Mac Whole Loan Securities Trust
Series 2017-SC01, Class M1, CMO, ARM
3.648%, 12/25/46  (1) 194 185

T. ROWE PRICE Total Return Fund

Par/Shares $ Value
(Amounts in 000s)
FWD Securitization Trust
Series 2020-INV1, Class A3, CMO, ARM
2.44%, 1/25/50  (1) 127 112
Galton Funding Mortgage Trust
Series 2017-1, Class B2, CMO, ARM
3.95%, 7/25/56  (1) 927 828
Galton Funding Mortgage Trust
Series 2018-1, Class A33, CMO, ARM
3.50%, 11/25/57  (1) 52 46
Galton Funding Mortgage Trust
Series 2019-H1, Class M1, CMO, ARM
3.339%, 10/25/59  (1) 365 341
Galton Funding Mortgage Trust
Series 2020-H1, Class M1, CMO, ARM
2.832%, 1/25/60  (1) 735 566
GCAT Trust
Series 2021-NQM4, Class A3, CMO, ARM
1.556%, 8/25/66  (1) 1,221 903
GCAT Trust
Series 2021-NQM5, Class A3, CMO, ARM
1.571%, 7/25/66  (1) 2,332 1,793
Imperial Fund Mortgage Trust
Series 2021-NQM2, Class M1, CMO, ARM
2.489%, 9/25/56  (1) 3,000 1,907
Imperial Fund Mortgage Trust
Series 2022-NQM4, Class A2, CMO, STEP
5.04%, 6/25/67  (1) 1,454 1,360
JPMorgan Mortgage Trust
Series 2019-INV2, Class A3, CMO, ARM
3.50%, 2/25/50  (1) 40 36
JPMorgan Mortgage Trust
Series 2019-INV3, Class A15, CMO, ARM
3.50%, 5/25/50  (1) 90 77
JPMorgan Mortgage Trust
Series 2019-INV3, Class A3, CMO, ARM
3.50%, 5/25/50  (1) 103 93
JPMorgan Mortgage Trust
Series 2020-INV2, Class A15, CMO, ARM
3.00%, 10/25/50  (1) 295 249
MetLife Securitization Trust
Series 2018-1A, Class A, CMO, ARM
3.75%, 3/25/57  (1) 168 157
OBX Trust
Series 2019-EXP1, Class 1A3, CMO, ARM
4.00%, 1/25/59  (1) 17 16
OBX Trust
Series 2019-EXP2, Class 1A4, CMO, ARM
4.00%, 6/25/59  (1) 41 37

T. ROWE PRICE Total Return Fund

Par/Shares $ Value
(Amounts in 000s)
OBX Trust
Series 2019-INV2, Class A25, CMO, ARM
4.00%, 5/27/49  (1) 107 100
OBX Trust
Series 2020-EXP2, Class A9, CMO, ARM
3.00%, 5/25/60  (1) 57 49
OBX Trust
Series 2020-EXP3, Class 1A9, CMO, ARM
3.00%, 1/25/60  (1) 216 188
OBX Trust
Series 2021-NQM1, Class M1, CMO, ARM
2.219%, 2/25/66  (1) 598 467
Radnor RE
Series 2021-2, Class M1A, CMO, ARM
SOFR30A + 1.85%, 5.397%, 11/25/31  (1) 1,398 1,363
Sequoia Mortgage Trust
Series 2013-4, Class B1, CMO, ARM
3.442%, 4/25/43  272 252
Sequoia Mortgage Trust
Series 2017-CH2, Class A19, CMO, ARM
4.00%, 12/25/47  (1) 78 72
Sequoia Mortgage Trust
Series 2018-CH1, Class A2, CMO, ARM
3.50%, 3/25/48  (1) 30 27
Sequoia Mortgage Trust
Series 2018-CH3, Class A19, CMO, ARM
4.50%, 8/25/48  (1) 20 20
Sequoia Mortgage Trust
Series 2018-CH4, Class A19, CMO, ARM
4.50%, 10/25/48  (1) 1 1
Starwood Mortgage Residential Trust
Series 2020-1, Class M1, CMO, ARM
2.878%, 2/25/50  (1) 600 500
Starwood Mortgage Residential Trust
Series 2021-2, Class M1, CMO, ARM
2.175%, 5/25/65  (1) 2,000 1,601
Structured Agency Credit Risk Debt Notes
Series 2018-SPI2, Class M2, CMO, ARM
3.836%, 5/25/48  (1) 2 2
Structured Agency Credit Risk Debt Notes
Series 2019-HQA4, Class M2, CMO, ARM
1M USD LIBOR + 2.05%, 6.066%, 11/25/49  (1) 29 29
Structured Agency Credit Risk Debt Notes
Series 2020-HQA1, Class M2, CMO, ARM
1M USD LIBOR + 1.90%, 5.916%, 1/25/50  (1) 59 58
Structured Agency Credit Risk Debt Notes
Series 2020-HQA2, Class M2, CMO, ARM
1M USD LIBOR + 3.10%, 7.116%, 3/25/50  (1) 251 250

T. ROWE PRICE Total Return Fund

Par/Shares $ Value
(Amounts in 000s)
Structured Agency Credit Risk Debt Notes
Series 2020-HQA4, Class M2, CMO, ARM
1M USD LIBOR + 3.15%, 7.166%, 9/25/50  (1) 6 6
Structured Agency Credit Risk Debt Notes
Series 2021-DNA2, Class M2, CMO, ARM
SOFR30A + 2.30%, 5.821%, 8/25/33  (1) 2,245 2,169
Structured Agency Credit Risk Debt Notes
Series 2021-DNA3, Class M2, CMO, ARM
SOFR30A + 2.10%, 5.621%, 10/25/33  (1) 1,445 1,362
Structured Agency Credit Risk Debt Notes
Series 2021-HQA1, Class M2, CMO, ARM
SOFR30A + 2.25%, 5.771%, 8/25/33  (1) 1,960 1,801
Structured Agency Credit Risk Debt Notes
Series 2021-HQA2, Class M2, CMO, ARM
SOFR30A + 2.05%, 5.571%, 12/25/33  (1) 1,000 881
Structured Agency Credit Risk Debt Notes
Series 2021-HQA3, Class M2, CMO, ARM
SOFR30A + 2.10%, 5.621%, 9/25/41  (1) 1,000 858
Structured Agency Credit Risk Debt Notes
Series 2021-HQA4, Class M2, CMO, ARM
SOFR30A + 2.35%, 5.871%, 12/25/41  (1) 1,610 1,362
Structured Agency Credit Risk Debt Notes
Series 2022-DNA1, Class M1B, CMO, ARM
SOFR30A + 1.85%, 5.371%, 1/25/42  (1) 1,185 1,083
Structured Agency Credit Risk Debt Notes
Series 2022-DNA3, Class M1A, CMO, ARM
SOFR30A + 2.00%, 5.521%, 4/25/42  (1) 986 973
Structured Agency Credit Risk Debt Notes
Series 2022-DNA4, Class M1A, CMO, ARM
SOFR30A + 2.20%, 5.747%, 5/25/42  (1) 1,069 1,062
Structured Agency Credit Risk Debt Notes
Series 2022-DNA6, Class M1A, CMO, ARM
SOFR30A + 2.15%, 5.671%, 9/25/42  (1) 340 338
Structured Agency Credit Risk Debt Notes
Series 2022-HQA3, Class M1A, CMO, ARM
SOFR30A + 2.30%, 5.821%, 8/25/42  (1) 314 311
Towd Point Mortgage Trust
Series 2017-4, Class A1, CMO, ARM
2.75%, 6/25/57  (1) 1,384 1,308
Verus Securitization Trust
Series 2019-INV3, Class M1, CMO, ARM
3.279%, 11/25/59  (1) 340 284
Verus Securitization Trust
Series 2021-5, Class M1, CMO, ARM
2.331%, 9/25/66  (1) 800 508
Vista Point Securitization Trust
Series 2020-1, Class B1, CMO, ARM
5.375%, 3/25/65  (1) 330 292

T. ROWE PRICE Total Return Fund

Par/Shares $ Value
(Amounts in 000s)
WinWater Mortgage Loan Trust
Series 2016-1, Class B3, CMO, ARM
3.786%, 1/20/46  (1) 564 501
47,375
Commercial Mortgage-Backed Securities 5.4%
Alen Mortgage Trust
Series 2021-ACEN, Class C, ARM
1M USD LIBOR + 2.25%, 6.125%, 4/15/34  (1) 1,145 1,014
Arbor Multifamily Mortgage Securities Trust
Series 2020-MF1, Class D
1.75%, 5/15/53  (1) 2,010 1,241
Arbor Multifamily Mortgage Securities Trust
Series 2020-MF1, Class E
1.75%, 5/15/53  (1) 580 336
Arbor Realty Commercial Real Estate Notes
Series 2021-FL3, Class A, ARM
1M USD LIBOR + 1.07%, 4.945%, 8/15/34  (1) 1,865 1,787
BAMLL Commercial Mortgage Securities Trust
Series 2021-JACX, Class E, ARM
1M USD LIBOR + 3.75%, 7.625%, 9/15/38  (1) 1,155 1,030
BANK
Series 2019-BN21, Class D
2.50%, 10/17/52  (1) 1,036 684
Barclays Commercial Mortgage Trust
Series 2019-C3, Class AS
3.895%, 5/15/52  1,045 924
BBCMS Mortgage Trust
Series 2019-BWAY, Class D, ARM
1M USD LIBOR + 2.16%, 6.035%, 11/15/34  (1) 365 319
BBCMS Mortgage Trust
Series 2020-BID, Class A, ARM
1M USD LIBOR + 2.14%, 6.015%, 10/15/37  (1) 375 364
BFLD
Series 2019-DPLO, Class B, ARM
1M USD LIBOR + 1.34%, 5.215%, 10/15/34  (1) 1,780 1,713
BIG Commercial Mortgage Trust
Series 2022-BIG, Class C, ARM
1M TSFR + 2.34%, 6.135%, 2/15/39  (1) 700 652
BPR Trust
Series 2021-NRD, Class E, ARM
1M TSFR + 5.621%, 9.432%, 12/15/23  (1) 1,620 1,481
BPR Trust
Series 2021-TY, Class C, ARM
1M USD LIBOR + 1.70%, 5.575%, 9/15/38  (1) 635 582
BX Commercial Mortgage Trust
Series 2022-CSMO, Class B, ARM
1M TSFR + 3.141%, 6.935%, 6/15/27  (1) 1,590 1,571

T. ROWE PRICE Total Return Fund

Par/Shares $ Value
(Amounts in 000s)
BX Mortgage Trust
Series 2022-MVRK, Class C, ARM
1M TSFR + 2.265%, 6.076%, 3/15/39  (1) 1,645 1,552
BX Trust
Series 2018-GW, Class C, ARM
1M USD LIBOR + 1.22%, 5.095%, 5/15/35  (1) 475 453
BX Trust
Series 2021-VIEW, Class F, ARM
1M USD LIBOR + 3.93%, 7.805%, 6/15/36  (1) 1,195 1,071
Cantor Commercial Real Estate Lending
Series 2019-CF2, Class D
2.50%, 11/15/52  (1) 1,045 674
CD Mortgage Trust
Series 2017-CD6, Class A5
3.456%, 11/13/50  515 478
Citigroup Commercial Mortgage Trust
Series 2013-375P, Class C, ARM
3.635%, 5/10/35  (1) 270 250
Citigroup Commercial Mortgage Trust
Series 2015-GC27, Class AS
3.571%, 2/10/48  95 89
Citigroup Commercial Mortgage Trust
Series 2017-P7, Class AS
3.915%, 4/14/50  345 313
Citigroup Commercial Mortgage Trust
Series 2019-C7, Class 805B, ARM
3.917%, 12/15/72  (1) 1,420 921
Commercial Mortgage Trust
Series 2014-CR19, Class E, ARM
4.354%, 8/10/47  (1) 380 323
Commercial Mortgage Trust
Series 2014-UBS6, Class AM
4.048%, 12/10/47  1,442 1,369
Commercial Mortgage Trust
Series 2015-CR22, Class C, ARM
4.206%, 3/10/48  870 796
Commercial Mortgage Trust
Series 2015-DC1, Class AM
3.724%, 2/10/48  760 716
Commercial Mortgage Trust
Series 2015-LC23, Class A4
3.774%, 10/10/48  440 417
Commercial Mortgage Trust
Series 2016-CR28, Class AHR
3.651%, 2/10/49  184 172
Commercial Mortgage Trust
Series 2016-CR28, Class B, ARM
4.758%, 2/10/49  1,130 1,058

T. ROWE PRICE Total Return Fund

Par/Shares $ Value
(Amounts in 000s)
CSAIL Commercial Mortgage Trust
Series 2016-C6, Class A5
3.09%, 1/15/49  215 199
CSAIL Commercial Mortgage Trust
Series 2017-C8, Class C, ARM
4.437%, 6/15/50  465 387
CSAIL Commercial Mortgage Trust
Series 2019-C18, Class C, ARM
4.088%, 12/15/52  645 513
Eleven Madison Mortgage Trust
Series 2015-11MD, Class A, ARM
3.673%, 9/10/35  (1) 285 264
Great Wolf Trust
Series 2019-WOLF, Class A, ARM
1M USD LIBOR + 1.034%, 4.909%, 12/15/36  (1) 300 289
Great Wolf Trust
Series 2019-WOLF, Class D, ARM
1M USD LIBOR + 1.933%, 5.808%, 12/15/36  (1) 895 850
GS Mortgage Securities Trust
Series 2016-GS4, Class A3
3.178%, 11/10/49  1,300 1,197
GS Mortgage Securities Trust
Series 2017-GS8, Class D
2.70%, 11/10/50  (1) 1,025 760
GS Mortgage Securities Trust
Series 2021-ROSS, Class C, ARM
1M USD LIBOR + 2.00%, 5.876%, 5/15/26  (1) 710 627
ILPT Commercial Mortgage Trust
Series 2022-LPFX, Class C, ARM
3.951%, 3/15/32  (1) 1,595 1,269
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2016-NINE, Class B, ARM
2.949%, 9/6/38  (1) 1,015 863
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2018-WPT, Class CFX
4.95%, 7/5/33  (1) 195 170
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2019-BKWD, Class C, ARM
1M USD LIBOR + 1.85%, 5.725%, 9/15/29  (1) 280 264
MF1
Series 2021-FL7, Class A, ARM
1M USD LIBOR + 1.08%, 5.019%, 10/16/36  (1) 700 669
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2015-C24, Class AS, ARM
4.036%, 5/15/48  80 75
Morgan Stanley Capital I Trust
Series 2015-MS1, Class AS, ARM
4.158%, 5/15/48  35 33

T. ROWE PRICE Total Return Fund

Par/Shares $ Value
(Amounts in 000s)
Morgan Stanley Capital I Trust
Series 2017-H1, Class AS
3.773%, 6/15/50  155 141
SLIDE
Series 2018-FUN, Class E, ARM
1M USD LIBOR + 2.55%, 6.425%, 6/15/31  (1) 1,334 1,286
Wells Fargo Commercial Mortgage Trust
Series 2015-NXS2, Class A2
3.02%, 7/15/58  22 21
Wells Fargo Commercial Mortgage Trust
Series 2015-NXS2, Class C, ARM
4.421%, 7/15/58  50 43
34,270
Total Non-U.S. Government Mortgage-Backed Securities
(Cost $94,930) 81,645
U.S. GOVERNMENT & AGENCY MORTGAGE-BACKED
SECURITIES 29.9%
U.S. Government Agency Obligations 20.4%
Federal Home Loan Mortgage
2.50%, 5/1/30  123 116
3.00%, 4/1/47 - 1/1/48  133 120
3.50%, 8/1/42 - 3/1/46  3,823 3,608
4.00%, 8/1/40 - 1/1/46  304 297
4.50%, 6/1/39 - 5/1/42  142 143
5.00%, 7/1/25 - 8/1/40  49 50
5.50%, 10/1/38 - 1/1/40  35 37
6.00%, 10/1/32 - 8/1/38  14 15
6.50%, 6/1/24 - 4/1/37  66 69
7.00%, 2/1/24 - 6/1/32  — —
Federal Home Loan Mortgage, ARM
12M USD LIBOR + 1.726%, 3.944%, 7/1/35  — —
12M USD LIBOR + 1.75%, 2.127%, 2/1/35  — —
12M USD LIBOR + 1.828%, 2.203%, 2/1/37  2 2
12M USD LIBOR + 1.832%, 3.447%, 3/1/36  2 2
12M USD LIBOR + 1.842%, 2.091%, 1/1/37  1 1
12M USD LIBOR + 1.929%, 2.246%, 12/1/36  — 1
12M USD LIBOR + 2.03%, 3.051%, 11/1/36  1 1
1Y CMT + 2.245%, 2.896%, 1/1/36  1 2
1Y CMT + 2.25%, 3.928%, 10/1/36  — —
1Y CMT + 2.347%, 3.251%, 11/1/34  3 3
Federal Home Loan Mortgage, CMO, IO, 4.50%, 5/25/50  327 51
Federal Home Loan Mortgage, CMO, PO, Zero Coupon, 8/15/28  — —
Federal Home Loan Mortgage, UMBS
1.50%, 4/1/37  405 355

T. ROWE PRICE Total Return Fund

Par/Shares $ Value
(Amounts in 000s)
2.00%, 3/1/42 - 12/1/51  4,735 3,942
2.50%, 3/1/42 - 1/1/52  6,119 5,288
3.00%, 5/1/31 - 11/1/34  151 144
3.50%, 6/1/33  56 54
4.00%, 12/1/49 - 2/1/50  604 578
4.50%, 5/1/50  92 91
5.00%, 12/1/41  132 133
Federal National Mortgage Assn.
3.00%, 6/1/33 - 8/1/46  61 55
Federal National Mortgage Assn., ARM
12M USD LIBOR + 1.34%, 1.59%, 12/1/35  1 1
12M USD LIBOR + 1.568%, 3.29%, 7/1/35  — —
12M USD LIBOR + 1.584%, 2.50%, 12/1/35  2 2
12M USD LIBOR + 1.587%, 3.566%, 11/1/35  2 2
12M USD LIBOR + 1.655%, 3.905%, 8/1/37  — 1
12M USD LIBOR + 1.70%, 3.95%, 11/1/37  2 2
12M USD LIBOR + 1.77%, 2.145%, 12/1/35  — —
12M USD LIBOR + 1.881%, 4.131%, 8/1/36  1 1
12M USD LIBOR + 1.892%, 2.778%, 12/1/35  1 1
12M USD LIBOR + 2.04%, 2.29%, 12/1/36  1 1
Federal National Mortgage Assn., CMO, IO, 6.50%, 2/25/32  — —
Federal National Mortgage Assn., UMBS
1.50%, 4/1/37 - 1/1/42  2,504 2,134
2.00%, 4/1/42 - 4/1/52  28,797 23,800
2.50%, 5/1/30 - 3/1/52  12,589 11,045
3.00%, 1/1/27 - 11/1/48  2,749 2,594
3.50%, 4/1/31 - 7/1/50  694 659
4.00%, 11/1/40 - 12/1/49  1,426 1,384
4.50%, 7/1/39 - 5/1/50  2,041 2,029
5.00%, 9/1/23 - 8/1/52  985 1,008
5.50%, 9/1/23 - 5/1/39  248 260
6.00%, 11/1/32 - 10/1/40  366 384
6.50%, 7/1/32 - 6/1/39  24 25
7.00%, 7/1/29  — —
7.50%, 6/1/28  — —
UMBS, TBA  (15)
2.00%, 12/15/37 - 12/1/52  21,042 17,887
2.50%, 12/1/52  17,029 14,566
3.00%, 12/1/52  13,670 12,097
3.50%, 12/1/52  7,270 6,654
4.00%, 12/15/52  6,661 6,299
4.50%, 12/1/52  3,747 3,647
5.00%, 12/15/52  2,265 2,254
6.00%, 12/1/52  4,400 4,499
128,394

T. ROWE PRICE Total Return Fund

Par/Shares $ Value
(Amounts in 000s)
U.S. Government Obligations 9.5%
Government National Mortgage Assn.
2.00%, 7/20/51 - 3/20/52  1,582 1,350
2.50%, 8/20/50 - 12/20/51  9,840 8,669
3.00%, 5/20/46 - 10/20/51  7,558 6,845
3.50%, 9/15/41 - 4/20/48  2,707 2,560
4.00%, 2/20/41 - 10/20/50  1,954 1,879
4.50%, 11/20/39 - 8/20/47  776 776
5.00%, 4/20/35 - 6/20/49  1,054 1,073
5.50%, 10/20/32 - 3/20/49  604 623
6.50%, 2/15/29  1 1
Government National Mortgage Assn., CMO
3.00%, 11/20/47 - 12/20/47  33 30
3.50%, 10/20/50  460 394
Government National Mortgage Assn., CMO, IO
3.50%, 3/20/43 - 5/20/43  258 27
4.00%, 5/20/37 - 2/20/43  30 4
Government National Mortgage Assn., TBA  (15)
2.00%, 1/20/53  10,340 8,807
3.00%, 12/20/52  10,605 9,577
3.50%, 12/15/52  2,910 2,701
4.00%, 12/15/52  2,790 2,663
4.50%, 12/15/52  3,255 3,188
5.00%, 12/20/52  668 668
5.50%, 12/20/52  6,335 6,410
6.00%, 12/20/52  1,655 1,689
59,934
Total U.S. Government & Agency Mortgage-Backed Securities
(Cost $194,395) 188,328
U.S. GOVERNMENT AGENCY OBLIGATIONS (EXCLUDING
MORTGAGE-BACKED) 22.6%
U.S. Treasury Obligations 22.6%
U.S. Treasury Bonds, 1.25%, 5/15/50  (16) 22,340 12,455
U.S. Treasury Bonds, 1.375%, 8/15/50  (16) 9,130 5,261
U.S. Treasury Bonds, 1.875%, 2/15/41  1,500 1,083
U.S. Treasury Bonds, 1.875%, 11/15/51  3,500 2,301
U.S. Treasury Bonds, 2.25%, 2/15/52  17,505 12,636
U.S. Treasury Bonds, 2.375%, 2/15/42  2,395 1,863
U.S. Treasury Bonds, 2.50%, 2/15/45  1,480 1,140
U.S. Treasury Bonds, 3.00%, 8/15/52  780 668
U.S. Treasury Bonds, 3.125%, 2/15/43  2,415 2,107
U.S. Treasury Bonds, 3.375%, 5/15/44  1,275 1,149
U.S. Treasury Bonds, 4.00%, 11/15/52  2,780 2,889
U.S. Treasury Bonds, 4.375%, 5/15/41  175 186

T. ROWE PRICE Total Return Fund

Par/Shares $ Value
(Amounts in 000s)
U.S. Treasury Bonds, 6.875%, 8/15/25  700 746
U.S. Treasury Notes, 0.125%, 2/15/24  4,000 3,787
U.S. Treasury Notes, 0.25%, 9/30/25  1,500 1,349
U.S. Treasury Notes, 0.25%, 10/31/25  11,200 10,036
U.S. Treasury Notes, 0.375%, 12/31/25  11,000 9,847
U.S. Treasury Notes, 0.625%, 5/15/30  550 442
U.S. Treasury Notes, 0.625%, 8/15/30  1,350 1,078
U.S. Treasury Notes, 0.75%, 4/30/26  3,600 3,226
U.S. Treasury Notes, 0.875%, 9/30/26  1,660 1,478
U.S. Treasury Notes, 0.875%, 11/15/30  9,900 8,044
U.S. Treasury Notes, 1.375%, 11/15/31  15,675 12,969
U.S. Treasury Notes, 1.50%, 2/15/30  500 432
U.S. Treasury Notes, 1.75%, 6/30/24  2,410 2,308
U.S. Treasury Notes, 1.875%, 2/28/27  3,870 3,564
U.S. Treasury Notes, 1.875%, 2/15/32  8,155 7,024
U.S. Treasury Notes, 2.25%, 8/15/27  1,350 1,257
U.S. Treasury Notes, 2.25%, 11/15/27  1,275 1,183
U.S. Treasury Notes, 2.50%, 1/31/24  475 463
U.S. Treasury Notes, 2.75%, 7/31/27  1,455 1,386
U.S. Treasury Notes, 3.00%, 7/31/24  13,900 13,570
U.S. Treasury Notes, 4.125%, 9/30/27  6,800 6,883
U.S. Treasury Notes, 4.125%, 11/15/32  7,475 7,767
Total U.S. Government Agency Obligations (Excluding Mortgage-
Backed)
(Cost $168,260) 142,577
SHORT-TERM INVESTMENTS 7.7%
Money Market Funds 7.7%
T. Rowe Price Government Reserve Fund, 3.86%  (17)(18) 48,413 48,413
Total Short-Term Investments
(Cost $48,413) 48,413
SECURITIES LENDING COLLATERAL 1.1%
INVESTMENTS IN A POOLED ACCOUNT THROUGH SECURITIES
LENDING PROGRAM WITH JPMORGAN CHASE BANK 0.6%
Money Market Funds 0.6%
T. Rowe Price Government Reserve Fund, 3.86%  (17)(18) 3,417 3,417
Total Investments in a Pooled Account through Securities Lending
Program with JPMorgan Chase Bank 3,417

T. ROWE PRICE Total Return Fund

Par/Shares $ Value
(Amounts in 000s)
INVESTMENTS IN A POOLED ACCOUNT THROUGH SECURITIES
LENDING PROGRAM WITH STREET BANK AND TRUST
COMPANY 0.5%
Money Market Funds 0.5%
T. Rowe Price Government Reserve Fund, 3.86%  (17)(18) 3,210 3,210
Total Investments in a Pooled Account through Securities Lending
Program with Street Bank and Trust Company 3,210
Total Securities Lending Collateral
(Cost $6,627) 6,627
(Amounts in 000s, except for contracts)
OPTIONS PURCHASED 0.0%
OTC Options Purchased 0.0%
Counterparty Description Contracts
Notional
Amount $ Value
Barclays Bank
Credit Default Protection
Bought (Relevant Credit:
Markit CDX.NA.HY-S39, 5 Year
Index, 12/20/27), Pay 5.00%
Quarterly, Receive upon
credit default, 12/21/22 @
0.96%*  (6) 1 16,400 8
BNP Paribas
Credit Default Protection
Bought (Relevant Credit:
Markit CDX.NA.HY-S39, 5 Year
Index, 12/20/27), Pay 5.00%
Quarterly, Receive upon credit
default, 1/18/23 @ 0.96%*  (6) 1 17,300 40
Total Options Purchased (Cost $518) 48
Total Investments in Securities
116.2% of Net Assets
(Cost $798,667) $ 732,251
‡ Par/Shares and Notional Amount are denominated in U.S. dollars unless otherwise noted.
* Exercise Spread
(1) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to
$197,806 and represents 31.4% of net assets.

T. ROWE PRICE Total Return Fund

.
.
.
.
.
.
.
.
.
.
(2) Bank loan positions may involve multiple underlying tranches. In those instances, the position presented reflects the aggregate of those respective underlying tranches and the rate presented reflects the weighted average rate of the settled positions.
(3) All or a portion of this loan is unsettled as of November 30, 2022. The interest rate for unsettled loans will be determined upon settlement after period end.
(4) See Note 2. Level 3 in fair value hierarchy.
(5) All or a portion of the position represents an unfunded commitment; a liability to fund the commitment has been recognized. The fund's total unfunded commitment at November 30, 2022, was $189 and was valued at $188 (0.0% of net assets).
(6) Non-income producing
(7) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description.
The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period end amounts to
$1,078 and represents 0.1% of net assets.
(8) See Note 4 . All or a portion of this security is on loan at November 30, 2022.
(9) Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread are provided if the rate is currently floating.
(10) Perpetual security with no stated maturity date.
(11) Security is in default or has failed to make a scheduled interest and/or principal payment.
(12) Security has the ability to pay in-kind or pay in cash. When applicable, separate rates of such payments are disclosed.
(13) Insured by Assured Guaranty Municipal Corporation
(14) Contingent value instrument that only pays out if a portion of the territory's Sales and Use Tax outperforms the projections in the Oversight Board’s Certified
Fiscal Plan.
(15) See Note 4 . To-Be-Announced purchase commitment. Total value of such securities at period-end amounts to $103,606 and represents 16.4% of net assets.
(16) At November 30, 2022, all or a portion of this security is pledged as collateral and/or margin deposit to cover future funding obligations.
(17) Seven-day yield
(18) Affiliated Companies
1M TSFR One month term SOFR (Secured overnight financing rate)
1M USD LIBOR One month USD LIBOR (London interbank offered rate)
3M CAD CDOR Three month CAD CDOR (Canadian Dollar offered rate)
3M EURIBOR Three month EURIBOR (Euro interbank offered rate)
3M TSFR Three month term SOFR (Secured overnight financing rate)
3M USD LIBOR Three month USD LIBOR (London interbank offered rate)

T. ROWE PRICE Total Return Fund

.
.
.
.
.
.
.
.
.
.
6M USD LIBOR Six month USD LIBOR (London interbank offered rate)
12M USD LIBOR Twelve month USD LIBOR (London interbank offered rate)
1Y CMT One year U.S. Treasury note constant maturity
ARM Adjustable Rate Mortgage (ARM); rate shown is effective rate at period-end. The rates for certain ARMs are not based on a published reference rate and spread but may be determined using a formula based on the rates of the underlying loans.
AUD Australian Dollar
CAD Canadian Dollar
CDA Community Development Administration/Authority
CLO Collateralized Loan Obligation
CMO Collateralized Mortgage Obligation
EC Escrow CUSIP; represents a beneficial interest in a residual pool of assets; the amount and timing of future distributions, if any, is uncertain; when presented, interest rate and maturity date are those of the original security.
EUR Euro
FRN Floating Rate Note
GBP British Pound
GO General Obligation
HFA Health Facility Authority
IO Interest-only security for which the fund receives interest on notional principal
OTC Over-the-counter
PIK Payment-in-kind
PO Principal-only security for which the fund receives regular cash flows based on principal repayments
PTT Pass-Through Trust
SOFR Secured overnight financing rate
SOFR30A 30-day Average SOFR (Secured overnight financing rate)
STEP Stepped coupon bond for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.
TBA To-Be-Announced
UMBS Uniform Mortgage-Backed Securities
USD U.S. Dollar
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.

T. ROWE PRICE Total Return Fund

(Amounts in 000s, except for contracts)
OPTIONS WRITTEN (0.0)%
Exchange-Traded Options Written (0.0)%
Description Contracts
Notional
Amount $ Value
U.S. Treasury Notes 10 year futures contracts, Put,
12/23/22 @ $110.50 72 8,172 (9)
U.S. Treasury Notes 10 year futures contracts, Put,
1/27/23 @ $110.00 68 7,718 (22)
Total Options Written (Premiums $(254)) $ (31)

T. ROWE PRICE Total Return Fund

(Amounts in 000s)
SWAPS 0.0%
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)
Unrealized
$ Gain/(Loss)
BILATERAL SWAPS 0.1%
Credit Default Swaps, Protection Bought 0.3%
Goldman Sachs, Protection Bought
(Relevant Credit: Markit CMBX.
NA.BBB-S13, 50 Year Index), Pay 3.00%
Monthly, Receive upon credit default,
12/16/72 4,850 925 983 (58)
Morgan Stanley, Protection Bought
(Relevant Credit: Markit CMBX.
NA.BBB-S13, 50 Year Index), Pay 3.00%
Monthly, Receive upon credit default,
12/16/72 3,750 715 736 (21)
Total Bilateral Credit Default Swaps, Protection
Bought 1,719 (79)
Total Return Swaps (0.2)%
Morgan Stanley, Pay Underlying
Reference: iBoxx USD Liquid High Yield
Index at Maturity, Receive Variable 2.260%
(SOFR + 0.00%) Quarterly, 3/20/23 10,790 (591) — (591)
Morgan Stanley, Pay Underlying
Reference: iBoxx USD Liquid Leveraged
Loans Total Return Index at Maturity,
Receive Variable 2.260% (SOFR + 0.00%)
Quarterly, 3/20/23 32,480 (720) — (720)
Total Bilateral Total Return Swaps — (1,311)
Total Bilateral Swaps 1,719 (1,390)
Description
Notional
Amount $ Value
Initial
$ Value **
Unrealized
$ Gain/(Loss)
CENTRALLY CLEARED SWAPS (0.1)%
Credit Default Swaps, Protection Bought (0.1)%
Protection Bought (Relevant Credit: Markit
CDX.NA.HY-S38, 5 Year Index), Pay 5.00%
Quarterly, Receive upon credit default,
6/21/27 9,597 (410) 196 (606)
Total Centrally Cleared Credit Default Swaps,
Protection Bought (606)

T. ROWE PRICE Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Initial
$ Value**
Unrealized
$ Gain/(Loss)
Credit Default Swaps, Protection Sold 0.0%
Protection Sold (Relevant Credit: CHS/
Community Health Systems, Caa2*),
Receive 5.00% Quarterly, Pay upon credit
default, 6/20/26 183 (82) (7) (75)
Protection Sold (Relevant Credit: CHS/
Community Health Systems, Caa2*),
Receive 5.00% Quarterly, Pay upon credit
default, 12/20/26 210 (103) (8) (95)
Protection Sold (Relevant Credit: Markit
CDX.NA.HY-S39, 5 Year Index), Receive
1.00% Quarterly, Pay upon credit default,
12/20/27 * 24,766 319 223 96
Total Centrally Cleared Credit Default Swaps,
Protection Sold (74)
Total Centrally Cleared Swaps (680)
Net payments (receipts) of variation margin to date 652
Variation margin receivable (payable) on centrally cleared swaps $ (28)
* Credit ratings as of November 30, 2022. Ratings shown are from Moody’s Investors Service and if Moody’s does not rate a security, then Standard & Poor’s (S&P) is used. Fitch is used for securities that are not rated by either Moody’s or S&P.
** Includes interest purchased or sold but not yet collected of $36.

T. ROWE PRICE Total Return Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
JPMorgan Chase 1/20/23 CAD 30 USD 22 $ 1
Morgan Stanley 2/24/23 USD 408 EUR 392 (2)
State Street 1/20/23 USD 2,249 CAD 3,080 (43)
State Street 2/24/23 USD 828 EUR 795 (5)
Net unrealized gain (loss) on open forward
currency exchange contracts $ (49)

T. ROWE PRICE Total Return Fund

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Short, 8 Euro-Bund ten year contracts 12/22 (1,173) $ (8)
Long, 15 Government of Australia ten year bond
contracts 12/22 1,229 31
Long, 7 Government of Canada ten year bond
contracts 3/23 654 (2)
Short, 7 Long Gilt ten year contracts 3/23 (886) 6
Long, 191 U.S. Treasury Long Bond contracts 3/23 24,257 319
Long, 386 U.S. Treasury Notes five year contracts 3/23 41,908 250
Short, 133 U.S. Treasury Notes ten year contracts 3/23 (15,095) (120)
Long, 118 U.S. Treasury Notes two year contracts 3/23 24,232 65
Long, 64 Ultra U.S. Treasury Bonds contracts 3/23 8,722 143
Short, 48 Ultra U.S. Treasury Notes ten year contracts 3/23 (5,743) (58)
Net payments (receipts) of variation margin to date (429)
Variation margin receivable (payable) on open futures contracts $ 197

T. ROWE PRICE Total Return Fund

The accompanying notes are an integral part of these financial statements.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the six months ended November 30, 2022.
Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 3.86% $ — $ — $ 352++
Totals $ —# $ — $ 352+
Supplementary Investment Schedule
Affiliate
Value
05/31/22
Purchase
Cost
Sales
Cost
Value
11/30/22
T. Rowe Price Government
Reserve Fund, 3.86% $ 12,636  ¤   ¤ $ 55,040
Total $ 55,040^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain
(loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees as described in Note 4 .
+ Investment income comprised $352 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $55,040.

T. ROWE PRICE Total Return Fund
November 30, 2022 (Unaudited)
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
Assets
Investments in securities, at value (cost $798,667) $ 732,251
Receivable for investment securities sold 23,660
Interest and dividends receivable 3,896
Bilateral swap premiums paid 1,719
Receivable for shares sold 816
Variation margin receivable on futures contracts 197
Foreign currency (cost $144) 144
Due from affiliates 15
Unrealized gain on forward currency exchange contracts 1
Other assets 101
Total assets 762,800
Liabilities
Payable for investment securities purchased 122,620
Obligation to return securities lending collateral 6,627
Unrealized loss on bilateral swaps 1,390
Payable for shares redeemed 511
Investment management fees payable 155
Unrealized loss on forward currency exchange contracts 50
Options written (premiums $254) 31
Variation margin payable on centrally cleared swaps 28
Other liabilities 1,063
Total liabilities 132,475
NET ASSETS $ 630,325

T. ROWE PRICE Total Return Fund
November 30, 2022 (Unaudited)
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
The accompanying notes are an integral part of these financial statements.
Net Assets Consist of:
Total distributable earnings (loss) $ (125,850)
Paid-in capital applicable to 73,797,221 shares of $0.0001
par value capital stock outstanding; 1,000,000,000 shares
authorized 756,175
NET ASSETS $ 630,325
NET ASSET VALUE PER SHARE
Investor Class
($91,629,043 / 10,726,325 shares outstanding) $ 8.54
Advisor Class
($826,999 / 96,826 shares outstanding) $ 8.54
I Class
($537,869,121 / 62,974,070 shares outstanding) $ 8.54

T. ROWE PRICE Total Return Fund
(Unaudited)
Statement of Operations

($000s)
6 Months
Ended
11/30/22
Investment Income (Loss)
Income
    Interest $ 12,957
Dividend 393
Securities lending 27
Total income 13,377
Expenses
Investment management 963
Shareholder servicing
Investor Class $ 101
Advisor Class 1
I Class 18 120
Rule 12b-1 fees
Advisor Class 1
Prospectus and shareholder reports
Investor Class 12
I Class 3 15
Custody and accounting 117
Registration 52
Legal and audit 23
Directors 1
Miscellaneous 12
Waived / paid by Price Associates (211)
Total expenses 1,093
Net investment income 12,284

T. ROWE PRICE Total Return Fund
(Unaudited)
Statement of Operations

($000s)
The accompanying notes are an integral part of these financial statements.
6 Months
Ended
11/30/22
Realized and Unrealized Gain / Loss –
Net realized gain (loss)
Securities (22,479)
Futures (8,842)
Swaps (260)
Options written (144)
Forward currency exchange contracts 250
Foreign currency transactions (23)
Net realized loss (31,498)
Change in net unrealized gain / loss
Securities (17,476)
Futures 1,246
Swaps (1,814)
Options written 223
Forward currency exchange contracts (38)
Other assets and liabilities denominated in foreign currencies 9
Change in net unrealized gain / loss (17,850)
Net realized and unrealized gain / loss (49,348)
DECREASE IN NET ASSETS FROM OPERATIONS
$ (37,064)

T. ROWE PRICE Total Return Fund
(Unaudited)
Statement of Changes in Net Assets

($000s)
6 Months
Ended
11/30/22
Year
Ended
5/31/22
Increase (Decrease) in Net Assets
Operations
Net investment income $ 12,284 $ 17,105
Net realized loss (31,498) (23,317)
Change in net unrealized gain / loss (17,850) (56,107)
Decrease in net assets from operations (37,064) (62,319)
Distributions to shareholders
Net earnings
Investor Class (1,783) (4,600)
Advisor Class (15) (19)
I Class (10,549) (16,848)
Decrease in net assets from distributions (12,347) (21,467)
Capital share transactions
*
Shares sold
Investor Class 33,990 100,017
Advisor Class – 1,019
I Class 54,269 207,306
Distributions reinvested
Investor Class 1,736 4,415
Advisor Class 15 15
I Class 7,837 11,801
Shares redeemed
Investor Class (29,972) (129,355)
Advisor Class (92) (205)
I Class (28,645) (57,144)
Increase in net assets from capital share
transactions 39,138 137,869

T. ROWE PRICE Total Return Fund
(Unaudited)
Statement of Changes in Net Assets

($000s)
The accompanying notes are an integral part of these financial statements.
6 Months
Ended
11/30/22
Year
Ended
5/31/22
Net Assets
Increase (decrease) during period (10,273) 54,083
Beginning of period 640,598 586,515
End of period $ 630,325 $ 640,598
*Share information (000s)
Shares sold
Investor Class 3,839 9,822
Advisor Class – 101
I Class 6,234 20,433
Distributions reinvested
Investor Class 200 430
Advisor Class 2 1
I Class 901 1,163
Shares redeemed
Investor Class (3,412) (12,908)
Advisor Class (10) (22)
I Class (3,279) (5,591)
Increase in shares outstanding 4,475 13,429

T. ROWE PRICE Total Return Fund
Unaudited
NOTES TO FINANCIAL STATEMENTS

T. Rowe Price Total Return Fund, Inc. (the fund) is registered under the Investment
Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company. The fund seeks to maximize total return through income and, secondarily, capital appreciation. The fund has three classes of shares: the Total Return
Fund (Investor Class), the Total Return Fund–Advisor Class (Advisor Class) and
the Total Return Fund–I Class (I Class). Advisor Class shares are sold only through various brokers and other financial intermediaries. I Class shares require a $500,000 initial investment minimum, although the minimum generally is waived or reduced for financial intermediaries, eligible retirement plans, and certain other accounts.
Prior to November 15, 2021, the initial investment minimum was $1 million and was generally waived for financial intermediaries, eligible retirement plans, and other certain accounts. As a result of the reduction in the I Class minimum, certain assets transferred from the Investor Class to the I Class. This transfer of shares from
Investor Class to I Class is reflected in the Statement of Changes in Net Assets within the Capital shares transactions as Shares redeemed and Shares sold, respectively. The
Advisor Class operates under a Board-approved Rule 12b-1 plan pursuant to which the class compensates financial intermediaries for distribution, shareholder servicing, and/
or certain administrative services; the Investor and I Classes do not pay Rule 12b-1 fees. Each class has exclusive voting rights on matters related solely to that class; separate voting rights on matters that relate to all classes; and, in all other respects, the same rights and obligations as the other classes.
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation  The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting
Standards Codification Topic 946 (ASC 946). The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the
United States of America (GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.
Investment Transactions, Investment Income, and Distributions Investment
transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified

T. ROWE PRICE Total Return Fund

cost basis. Premiums and discounts on debt securities are amortized for financial reporting purposes. Paydown gains and losses are recorded as an adjustment to interest income. Inflation adjustments to the principal amount of inflation-indexed bonds are reflected as interest income. Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Dividends received from mutual fund investments are reflected as dividend income; capital gain distributions are reflected as realized gain/loss.
Dividend income and capital gain distributions are recorded on the ex-dividend date.
Non-cash dividends, if any, are recorded at the fair market value of the asset received.
Proceeds from litigation payments, if any, are included in either net realized gain (loss)
or change in net unrealized gain/loss from securities. Distributions to shareholders are recorded on the ex-dividend date. Income distributions, if any, are declared by each class daily and paid monthly. A capital gain distribution, if any, may also be declared and paid by the fund annually.
Currency Translation  Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against
U.S. dollars as provided by an outside pricing service. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective date of such transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is not bifurcated from the portion attributable to changes in market prices.
Class Accounting  Shareholder servicing, prospectus, and shareholder report expenses incurred by each class are charged directly to the class to which they relate. Expenses common to all classes and investment income are allocated to the classes based upon the relative daily net assets of each class’s settled shares; realized and unrealized gains and losses are allocated based upon the relative daily net assets of each class’s outstanding shares. The Advisor Class pays Rule 12b-1 fees, in an amount not exceeding 0.25% of the class’s average daily net assets.
Capital Transactions  Each investor’s interest in the net assets of the fund is represented by fund shares. The fund’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business. However, the NAV per share may be calculated at a time other than the normal close of the NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC. Purchases and redemptions of fund shares are transacted at the next-computed NAV per share, after receipt of the transaction order by
T. Rowe Price Associates, Inc., or its agents.

T. ROWE PRICE Total Return Fund

New Accounting Guidance  In June 2022, the FASB issued Accounting Standards
Update (ASU), ASU 2022-03, Fair Value Measurement (Topic 820) – Fair Value
Measurement of Equity Securities Subject to Contractual Sale Restrictions, which clarifies that a contractual restriction on the sale of an equity security is not considered part of the unit of account of the equity security and, therefore, is not considered in measuring fair value. The amendments under this ASU are effective for fiscal years beginning after December 15, 2023; however, early adoption is permitted. Management expects that the adoption of the guidance will not have a material impact on the fund's financial  statements.
The FASB issued Accounting Standards Update (ASU), ASU 2020–04, Reference Rate
Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial
Reporting in March 2020 and ASU 2021-01 in January 2021 which provided further amendments and clarifications to Topic 848. These ASUs provide optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of the London Interbank Offered
Rate (LIBOR), and other interbank-offered based reference rates, through December 31,
2022. Management intends to rely upon the relief provided under Topic 848, which is not expected to have a material impact on the fund's financial  statements.
Indemnification  In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.
NOTE 2 - VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated
T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee).
Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies;
and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation
Designee provides periodic reporting to the Board on valuation matters.

T. ROWE PRICE Total Return Fund

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Debt securities generally are traded in the over-the-counter
(OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is

T. ROWE PRICE Total Return Fund

valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Listed options, and OTC options with a listed equivalent, are valued at the mean of the closing bid and asked prices and exchange-traded options on futures contracts are valued at closing settlement prices. Futures contracts are valued at closing settlement prices. Forward currency exchange contracts are valued using the prevailing forward exchange rate. Swaps are valued at prices furnished by an independent pricing service or independent swap dealers. Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The
Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations.
The Valuation Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.

T. ROWE PRICE Total Return Fund

Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on November 30, 2022 (for further detail by category, please refer to the accompanying Portfolio of Investments):
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Fixed Income Securities
1
$ — $ 624,163 $ — $ 624,163
Bank Loans — 49,235 437 49,672
Common Stocks 1 — — 1
Convertible Preferred Stocks — 3,327 — 3,327
Short-Term Investments 48,413 — — 48,413
Securities Lending Collateral 6,627 — — 6,627
Options Purchased — 48 — 48
Total Securities 55,041 676,773 437 732,251
Swaps* — 1,736 — 1,736
Forward Currency Exchange
Contracts — 1 — 1
Futures Contracts* 814 — — 814
Total $ 55,855 $ 678,510 $ 437 $ 734,802
Liabilities
Options Written $ 31 $ — $ — $ 31
Swaps* — 2,087 — 2,087
Forward Currency Exchange
Contracts — 50 — 50
Futures Contracts* 188 — — 188
Total $ 219 $ 2,137 $ — $ 2,356
1
Includes Asset-Backed Securities, Convertible Bonds, Corporate Bonds, Foreign Government
Obligations & Municipalities, Municipal Securities, Non-U.S. Government Mortgage-Backed
Securities, U.S. Government & Agency Mortgage-Backed Securities and U.S. Government
Agency Obligations (Excluding Mortgage-Backed).
* The fair value presented includes cumulative gain (loss) on open futures contracts and centrally cleared swaps; however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.

T. ROWE PRICE Total Return Fund

NOTE 3 - DERIVATIVE INSTRUMENTS
During the six months ended November 30, 2022, the fund invested in derivative instruments. As defined by GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variable; it requires little or no initial investment and permits or requires net settlement. The fund invests in derivatives only if the expected risks and rewards are consistent with its investment objectives, policies, and overall risk profile, as described in its prospectus and Statement of Additional Information. The fund may use derivatives for a variety of purposes and may use them to establish both long and short positions within the fund’s portfolio. Potential uses include to hedge against declines in principal value, increase yield, invest in an asset with greater efficiency and at a lower cost than is possible through direct investment, to enhance return, or to adjust portfolio duration and credit exposure. The risks associated with the use of derivatives are different from, and potentially much greater than, the risks associated with investing directly in the instruments on which the derivatives are based.
The fund values its derivatives at fair value and recognizes changes in fair value currently in its results of operations. Accordingly, the fund does not follow hedge accounting, even for derivatives employed as economic hedges. Generally, the fund accounts for its derivatives on a gross basis. It does not offset the fair value of derivative liabilities against the fair value of derivative assets on its financial statements, nor does it offset the fair value of derivative instruments against the right to reclaim or obligation to return collateral. The following table summarizes the fair value of the fund’s derivative instruments held as of November 30, 2022, and the related location on the accompanying Statement of Assets and Liabilities, presented by primary underlying risk exposure:

T. ROWE PRICE Total Return Fund

($000s) Location on Statement of
Assets and Liabilities Fair Value*
Assets
Interest rate derivatives Futures $ 814
Foreign exchange derivatives Forwards 1
Credit derivatives
Bilateral Swaps and Premiums
,
Centrally
Cleared Swaps
,
Securities^ 1,784
^
,*
Total $ 2,599
^
,*
Liabilities
Interest rate derivatives Futures, Options Written $ 219
Foreign exchange derivatives Forwards 50
Credit derivatives
Bilateral Swaps and Premiums
,
Centrally
Cleared Swaps 2,087
Total $ 2,356
* The fair value presented includes cumulative gain (loss) on open futures contracts and centrally cleared swaps; however, the value reflected on the accompanying Statement of Assets and
Liabilities is only the unsettled variation margin receivable (payable) at that date.
^ Options purchased are reported as securities and are reflected in the accompanying Portfolio of Investments.

T. ROWE PRICE Total Return Fund

Additionally, the amount of gains and losses on derivative instruments recognized in fund earnings during the six months ended November 30, 2022, and the related location on the accompanying Statement of Operations is summarized in the following table by primary underlying risk exposure:
($000s)
Location of Gain (Loss) on Statement of Operations
Securities^
Options
Written Futures
Forward
Currency
Exchange
Contracts Swaps Total
Realized
Gain (Loss)
Inflation
derivatives $ — $ — $ — $ — $ 44 $ 44
Interest rate
derivatives — (144) (8,842) — — (8,986)
Foreign
exchange
derivatives — — — 250 — 250
Credit
derivatives — — — — (304) (304)
Total $ — $ (144) $ (8,842) $ 250 $ (260) $ (8,996)
Change in
Unrealized
Gain (Loss)
Interest rate
derivatives $ — $ 223 $ 1,246 $ — $ — $ 1,469
Foreign
exchange
derivatives — — — (38) — (38)
Credit
derivatives (470) — — — (1,814) (2,284)
Total $ (470) $ 223 $ 1,246 $ (38) $ (1,814) $ (853)
^ Options purchased are reported as securities.

T. ROWE PRICE Total Return Fund

Counterparty Risk and Collateral  The fund invests in derivatives in various markets, which expose it to differing levels of counterparty risk. Counterparty risk on exchange-
traded and centrally cleared derivative contracts, such as futures, exchange-traded options, and centrally cleared swaps, is minimal because the clearinghouse provides protection against counterparty defaults. For futures and centrally cleared swaps, the fund is required to deposit collateral in an amount specified by the clearinghouse and the clearing firm (margin requirement), and the margin requirement must be maintained over the life of the contract. Each clearinghouse and clearing firm, in its sole discretion, may adjust the margin requirements applicable to the fund.
Derivatives, such as bilateral swaps, forward currency exchange contracts, and OTC options, that are transacted and settle directly with a counterparty (bilateral derivatives)
may expose the fund to greater counterparty risk. To mitigate this risk, the fund has entered into master netting arrangements (MNAs) with certain counterparties that permit net settlement under specified conditions and, for certain counterparties, also require the exchange of collateral to cover mark-to-market exposure. MNAs may be in the form of International Swaps and Derivatives Association master agreements (ISDAs)
or foreign exchange letter agreements (FX letters).
MNAs provide the ability to offset amounts the fund owes a counterparty against amounts the counterparty owes the fund (net settlement). Both ISDAs and FX letters generally allow termination of transactions and net settlement upon the occurrence of contractually specified events, such as failure to pay or bankruptcy. In addition,
ISDAs specify other events, the occurrence of which would allow one of the parties to terminate. For example, a downgrade in credit rating of a counterparty below a specified rating would allow the fund to terminate, while a decline in the fund’s net assets of more than a specified percentage would allow the counterparty to terminate.
Upon termination, all transactions with that counterparty would be liquidated and a net termination amount settled. ISDAs typically include collateral agreements whereas
FX letters do not. Collateral requirements are determined daily based on the net aggregate unrealized gain or loss on all bilateral derivatives with a counterparty, subject to minimum transfer amounts that typically range from $100,000 to $250,000. Any additional collateral required due to changes in security values is typically transferred the next business day.
Collateral may be in the form of cash or debt securities issued by the U.S. government or related agencies, although other securities may be used depending on the terms outlined in the applicable MNA. Cash posted by the fund is reflected as cash deposits in the accompanying financial statements and generally is restricted from withdrawal by the fund; securities posted by the fund are so noted in the accompanying Portfolio of Investments; both remain in the fund’s assets. Collateral pledged by counterparties

T. ROWE PRICE Total Return Fund

is not included in the fund’s assets because the fund does not obtain effective control over those assets. For bilateral derivatives, collateral posted or received by the fund is held in a segregated account at the fund’s custodian. While typically not sold in the same manner as equity or fixed income securities, exchange-traded or centrally cleared derivatives may be closed out only on the exchange or clearinghouse where the contracts were cleared, and OTC and bilateral derivatives may be unwound with counterparties or transactions assigned to other counterparties to allow the fund to exit the transaction.
This ability is subject to the liquidity of underlying positions. As of November 30, 2022, securities valued at $364,000 had been pledged or posted by the fund to counterparties for bilateral derivatives. As of November 30, 2022, collateral pledged by counterparties to the fund for bilateral derivatives consisted of $800,000 cash. As of November 30, 2022, securities valued at $3,136,000 had been posted by the fund for exchange-traded and/or centrally cleared derivatives.
Forward Currency Exchange Contracts  The fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. It may use forward currency exchange contracts (forwards) primarily to protect its non-U.S. dollar-
denominated securities from adverse currency movements or to increase exposure to a particular foreign currency, to shift the fund’s foreign currency exposure from one country to another, or to enhance the fund’s return. A forward involves an obligation to purchase or sell a fixed amount of a specific currency on a future date at a price set at the time of the contract. Although certain forwards may be settled by exchanging only the net gain or loss on the contract, most forwards are settled with the exchange of the underlying currencies in accordance with the specified terms. Forwards are valued at the unrealized gain or loss on the contract, which reflects the net amount the fund either is entitled to receive or obligated to deliver, as measured by the difference between the forward exchange rates at the date of entry into the contract and the forward rates at the reporting date. Appreciated forwards are reflected as assets and depreciated forwards are reflected as liabilities on the accompanying Statement of Assets and Liabilities. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the agreements; that anticipated currency movements will not occur, thereby reducing the fund’s total return; and the potential for losses in excess of the fund’s initial investment. During the six months ended November 30, 2022, the volume of the fund’s activity in forwards, based on underlying notional amounts, was generally less than 1%
of net assets.
Futures Contracts  The fund is subject to interest rate risk in the normal course of pursuing its investment objectives and uses futures contracts to help manage such risk. The fund may enter into futures contracts to manage exposure to interest rate and yield curve movements, security prices, foreign currencies, credit quality, and

T. ROWE PRICE Total Return Fund

mortgage prepayments; as an efficient means of adjusting exposure to all or part of a target market; to enhance income; as a cash management tool; or to adjust portfolio duration and credit exposure. A futures contract provides for the future sale by one party and purchase by another of a specified amount of a specific underlying financial instrument at an agreed-upon price, date, time, and place. The fund currently invests only in exchange-traded futures, which generally are standardized as to maturity date, underlying financial instrument, and other contract terms. Payments are made or received by the fund each day to settle daily fluctuations in the value of the contract
(variation margin), which reflect changes in the value of the underlying financial instrument. Variation margin is recorded as unrealized gain or loss until the contract is closed. The value of a futures contract included in net assets is the amount of unsettled variation margin; net variation margin receivable is reflected as an asset and net variation margin payable is reflected as a liability on the accompanying Statement of Assets and Liabilities. Risks related to the use of futures contracts include possible illiquidity of the futures markets, contract prices that can be highly volatile and imperfectly correlated to movements in hedged security values and/or interest rates, and potential losses in excess of the fund’s initial investment. During the six months ended
November 30, 2022, the volume of the fund’s activity in futures, based on underlying notional amounts, was generally between 17% and 28% of net assets.
Options   The fund is subject to interest rate risk and credit risk in the normal course of pursuing its investment objectives and uses options to help manage such risks. The fund may use options to manage exposure to security prices, interest rates, foreign currencies, and credit quality; as an efficient means of adjusting exposure to all or a part of a target market; to enhance income; as a cash management tool; or to adjust credit exposure.
Options are included in net assets at fair value, options purchased are included in
Investments in Securities, and options written are separately reflected as a liability on the accompanying Statement of Assets and Liabilities. Premiums on unexercised, expired options are recorded as realized gains or losses; premiums on exercised options are recorded as an adjustment to the proceeds from the sale or cost of the purchase.
The difference between the premium and the amount received or paid in a closing transaction is also treated as realized gain or loss. In return for a premium paid, call and put options on futures give the holder the right, but not the obligation, to purchase or sell, respectively, a position in a particular futures contract at a specified exercise price.
In return for a premium paid, options on swaps give the holder the right, but not the obligation, to enter a specified swap contract on predefined terms. The exercise price of an option on a credit default swap is stated in terms of a specified spread that represents the cost of credit protection on the reference asset, including both the upfront premium to open the position and future periodic payments. The exercise price of an interest rate swap is stated in terms of a fixed interest rate; generally, there is no upfront payment

T. ROWE PRICE Total Return Fund

to open the position. Risks related to the use of options include possible illiquidity of the options markets; trading restrictions imposed by an exchange or counterparty;
possible failure of counterparties to meet the terms of the agreements; movements in the underlying asset values, interest rates and credit ratings; and, for options written, the potential for losses to exceed any premium received by the fund. During the six months ended November 30, 2022, the volume of the fund’s activity in options, based on underlying notional amounts, was generally between 0% and 8% of net assets.
Swaps  The fund is subject to credit risk and inflation risk in the normal course of pursuing its investment objectives and uses swap contracts to help manage such risks.
The fund may use swaps in an effort to manage both long and short exposure to changes in interest rates, inflation rates, and credit quality; to adjust overall exposure to certain markets; to enhance total return or protect the value of portfolio securities; to serve as a cash management tool; or to adjust portfolio duration and credit exposure. Swap agreements can be settled either directly with the counterparty (bilateral swap) or through a central clearinghouse (centrally cleared swap). Fluctuations in the fair value of a contract are reflected in unrealized gain or loss and are reclassified to realized gain or loss upon contract termination or cash settlement. Net periodic receipts or payments required by a contract increase or decrease, respectively, the value of the contract until the contractual payment date, at which time such amounts are reclassified from unrealized to realized gain or loss. For bilateral swaps, cash payments are made or received by the fund on a periodic basis in accordance with contract terms; unrealized gain on contracts and premiums paid are reflected as assets and unrealized loss on contracts and premiums received are reflected as liabilities on the accompanying
Statement of Assets and Liabilities. For bilateral swaps, premiums paid or received are amortized over the life of the swap and are recognized as realized gain or loss in the
Statement of Operations. For centrally cleared swaps, payments are made or received by the fund each day to settle the daily fluctuation in the value of the contract (variation margin). Accordingly, the value of a centrally cleared swap included in net assets is the unsettled variation margin; net variation margin receivable is reflected as an asset and net variation margin payable is reflected as a liability on the accompanying Statement of
Assets and Liabilities.
Credit default swaps are agreements where one party (the protection buyer) agrees to make periodic payments to another party (the protection seller) in exchange for protection against specified credit events, such as certain defaults and bankruptcies related to an underlying credit instrument, or issuer or index of such instruments. Upon occurrence of a specified credit event, the protection seller is required to pay the buyer the difference between the notional amount of the swap and the value of the underlying credit, either in the form of a net cash settlement or by paying the gross notional

T. ROWE PRICE Total Return Fund

amount and accepting delivery of the relevant underlying credit. For credit default swaps where the underlying credit is an index, a specified credit event may affect all or individual underlying securities included in the index and will be settled based upon the relative weighting of the affected underlying security(ies) within the index. Generally, the payment risk for the seller of protection is inversely related to the current market price or credit rating of the underlying credit or the market value of the contract relative to the notional amount, which are indicators of the markets’ valuation of credit quality. As of November 30, 2022, the notional amount of protection sold by the fund totaled $25,159,000 (4.0% of net assets), which reflects the maximum potential amount the fund could be required to pay under such contracts. Risks related to the use of credit default swaps include the possible inability of the fund to accurately assess the current and future creditworthiness of underlying issuers, the possible failure of a counterparty to perform in accordance with the terms of the swap agreements, potential government regulation that could adversely affect the fund’s swap investments, and potential losses in excess of the fund’s initial investment.
Zero-coupon inflation swaps are agreements to exchange cash flows, on the contract’s maturity date, based on the difference between a predetermined fixed rate and the cumulative change in the consumer price index, both applied to a notional principal amount for a specified period of time. Risks related to the use of zero-coupon inflation swaps include the potential for unanticipated movements in inflation rates, the possible failure of a counterparty to perform in accordance with the terms of the swap agreements, potential government regulation that could adversely affect the fund’s swap investments, and potential losses in excess of the fund’s initial investment.
Total return swaps are agreements in which one party makes payments based on a set rate, either fixed or variable, while the other party makes payments based on the return of an underlying asset (reference asset), such as an index, equity security, fixed income security or commodity-based exchange-traded fund, which includes both the income it generates and any change in its value. Risks related to the use of total return swaps include the potential for unfavorable changes in the reference asset, the possible failure of a counterparty to perform in accordance with the terms of the swap agreements, potential government regulation that could adversely affect the fund’s swap investments, and potential losses in excess of the fund’s initial investment.
During the six months ended November 30, 2022, the volume of the fund’s activity in swaps, based on underlying notional amounts, was generally between 7% and 17% of net assets.

T. ROWE PRICE Total Return Fund

NOTE 4 - OTHER INVESTMENT TRANSACTIONS
Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.
Emerging and Frontier Markets  The fund invests, either directly or through investments in other T. Rowe Price funds, in securities of companies located in, issued by governments of, or denominated in or linked to the currencies of emerging and frontier market countries. Emerging markets, and to a greater extent frontier markets, tend to have economic structures that are less diverse and mature, less developed legal and regulatory regimes, and political systems that are less stable, than those of developed countries. These markets may be subject to greater political, economic, and social uncertainty and differing accounting standards and regulatory environments that may potentially impact the fund’s ability to buy or sell certain securities or repatriate proceeds to U.S. dollars. Emerging markets securities exchanges are more likely to experience delays with the clearing and settling of trades, as well as the custody of holdings by local banks, agents, and depositories. Such securities are often subject to greater price volatility, less liquidity, and higher rates of inflation than U.S.
securities. Investing in frontier markets is typically significantly riskier than investing in other countries, including emerging markets.
Noninvestment-Grade Debt  The fund invests, either directly or through its investment in other T. Rowe Price funds, in noninvestment-grade debt, including “high yield” or
“junk” bonds or leveraged loans. Noninvestment-grade debt issuers are more likely to suffer an adverse change in financial condition that would result in the inability to meet a financial obligation. The noninvestment-grade debt market may experience sudden and sharp price swings due to a variety of factors that may decrease the ability of issuers to make principal and interest payments and adversely affect the liquidity or value, or both, of such securities. Accordingly, securities issued by such companies carry a higher risk of default and should be considered speculative.
Restricted Securities  The fund invests in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.
Collateralized Loan Obligations   The fund invests in collateralized loan obligations
(CLOs) which are entities backed by a diversified pool of syndicated bank loans.
The cash flows of the CLO can be split into multiple segments, called “tranches” or
“classes”, which will vary in risk profile and yield. The riskiest segments, which are the subordinate or “equity” tranches, bear the greatest risk of loss from defaults in the

T. ROWE PRICE Total Return Fund

underlying assets of the CLO and serve to protect the other, more senior, tranches.
Senior tranches will typically have higher credit ratings and lower yields than the securities underlying the CLO. Despite the protection from the more junior tranches, senior tranches can experience substantial losses.
Mortgage-Backed Securities  The fund invests in mortgage-backed securities (MBS or pass-through certificates) that represent an interest in a pool of specific underlying mortgage loans and entitle the fund to the periodic payments of principal and interest from those mortgages. MBS may be issued by government agencies or corporations, or private issuers. Most MBS issued by government agencies are guaranteed; however, the degree of protection differs based on the issuer. The fund also invests in stripped
MBS, created when a traditional MBS is split into an interest-only (IO) and a principal-
only (PO) strip. MBS, including IOs and POs, are sensitive to changes in economic conditions that affect the rate of prepayments and defaults on the underlying mortgages;
accordingly, the value, income, and related cash flows from MBS may be more volatile than other debt instruments. IOs also risk loss of invested principal from faster-
than-anticipated prepayments.
TBA Purchase, Sale Commitments and Forward Settling Mortgage Obligations  The
fund enters into to-be-announced (TBA) purchase or sale commitments (collectively,
TBA transactions), pursuant to which it agrees to purchase or sell, respectively, mortgage-backed securities for a fixed unit price, with payment and delivery at a scheduled future date beyond the customary settlement period for such securities. With
TBA transactions, the particular securities to be received or delivered by the fund are not identified at the trade date; however, the securities must meet specified terms, including rate and mortgage term, and be within industry-accepted “good delivery” standards.
The fund may enter into TBA transactions with the intention of taking possession of or relinquishing the underlying securities, may elect to extend the settlement by “rolling”
the transaction, and/or may use TBA transactions to gain or reduce interim exposure to underlying securities. Until settlement, the fund maintains liquid assets sufficient to settle its commitment to purchase a TBA or, in the case of a sale commitment, the fund maintains an entitlement to the security to be sold.
To mitigate counterparty risk, the fund has entered into Master Securities Forward
Transaction Agreements (MSFTA) with counterparties that provide for collateral and the right to offset amounts due to or from those counterparties under specified conditions. Subject to minimum transfer amounts, collateral requirements are determined and transfers made based on the net aggregate unrealized gain or loss on all TBA commitments and other forward settling mortgage obligations with a particular counterparty (collectively, MSFTA Transactions). At any time, the fund’s risk of loss from a particular counterparty related to its MSFTA Transactions is the

T. ROWE PRICE Total Return Fund

aggregate unrealized gain on appreciated MSFTA Transactions in excess of unrealized loss on depreciated MSFTA Transactions and collateral received, if any, from such counterparty. As of November 30, 2022, no collateral had been posted by the fund to counterparties for MSFTA Transactions. Collateral pledged by counterparties to the fund for MSFTA Transactions consisted of $1,911,000 cash and securities valued at
$897,000 as of November 30, 2022.
Dollar Rolls   The fund enters into dollar roll transactions, pursuant to which it sells a mortgage-backed TBA or security and simultaneously agrees to purchase a similar, but not identical, TBA with the same issuer, rate, and terms on a later date at a set price from the same counterparty. The fund may execute a “roll” to obtain better underlying mortgage securities or to enhance returns. While the fund may enter into dollar roll transactions with the intention of taking possession of the underlying mortgage securities, it may also close a contract prior to settlement or “roll” settlement to a later date if deemed to be in the best interest of shareholders. Actual mortgages received by the fund may be less favorable than those anticipated. The fund accounts for dollar roll transactions as purchases and sales, which has the effect of increasing its portfolio turnover rate.
Bank Loans  The fund invests in bank loans, which represent an interest in amounts owed by a borrower to a syndicate of lenders. Bank loans are generally noninvestment grade and often involve borrowers whose financial condition is highly leveraged. The fund may invest in fixed and floating rate loans, which may include senior floating rate loans; secured and unsecured loans, second lien or more junior loans; and bridge loans or bridge facilities. Certain bank loans may be revolvers which are a form of senior bank debt, where the borrower can draw down the credit of the revolver when it needs cash and repays the credit when the borrower has excess cash. Certain loans may be
“covenant-lite” loans, which means the loans contain fewer maintenance covenants than other loans (in some cases, none) and do not include terms which allow the lender to monitor the performance of the borrower and declare a default if certain criteria are breached. As a result of these risks, the fund’s exposure to losses may be increased.
Bank loans may be in the form of either assignments or participations. A loan assignment transfers all legal, beneficial, and economic rights to the buyer, and transfer typically requires consent of both the borrower and agent. In contrast, a loan participation generally entitles the buyer to receive the cash flows from principal, interest, and any fee payments on a portion of a loan; however, the seller continues to hold legal title to that portion of the loan. As a result, the buyer of a loan participation generally has no direct recourse against the borrower and is exposed to credit risk of both the borrower and seller of the participation.

T. ROWE PRICE Total Return Fund

Bank loans often have extended settlement periods, generally may be repaid at any time at the option of the borrower, and may require additional principal to be funded at the borrowers’ discretion at a later date (e.g. unfunded commitments and revolving debt instruments). Until settlement, the fund maintains liquid assets sufficient to settle its unfunded loan commitments. The fund reflects both the funded portion of a bank loan as well as its unfunded commitment in the Portfolio of Investments. However, if a credit agreement provides no initial funding of a tranche, and funding of the full commitment at a future date(s) is at the borrower’s discretion and considered uncertain, a loan is reflected in the Portfolio of Investments only if, and only to the extent that, the fund has actually settled a funding commitment.
LIBOR Transition  The fund may invest in instruments that are tied to reference rates, including London Interbank Offered Rate (LIBOR). Over the course of the last several years, global regulators have indicated an intent to phase out the use of LIBOR and similar interbank offered rates (IBOR). While publication for most LIBOR currencies and lesser-used USD LIBOR settings ceased immediately after December 31, 2021, remaining USD LIBOR settings will continue to be published until June 30, 2023.
There remains uncertainty regarding the future utilization of LIBOR and the nature of any replacement rate. Any potential effects of the transition away from LIBOR on the fund, or on certain instruments in which the fund invests, cannot yet be determined.
The transition process may result in, among other things, an increase in volatility or illiquidity of markets for instruments that currently rely on LIBOR, a reduction in the value of certain instruments held by the fund, or a reduction in the effectiveness of related fund transactions such as hedges. Any such effects could have an adverse impact on the fund's performance.
Securities Lending  The fund may lend its securities to approved borrowers to earn additional income. Its securities lending activities are administered by a lending agent in accordance with a securities lending agreement. Security loans generally do not have stated maturity dates, and the fund may recall a security at any time. The fund receives collateral in the form of cash or U.S. government securities. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities; any additional collateral required due to changes in security values is delivered to the fund the next business day. Cash collateral is invested in accordance with investment guidelines approved by fund management. Additionally, the lending agent indemnifies the fund against losses resulting from borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities, collateral investments decline in value, and the lending agent fails to perform.
Securities lending revenue consists of earnings on invested collateral and borrowing

T. ROWE PRICE Total Return Fund

fees, net of any rebates to the borrower, compensation to the lending agent, and other administrative costs. In accordance with GAAP, investments made with cash collateral are reflected in the accompanying financial statements, but collateral received in the form of securities is not. At November 30, 2022, the value of loaned securities was
$6,415,000; the value of cash collateral and related investments was $6,627,000.
Other  Purchases and sales of portfolio securities other than short-term and U.S.
government securities aggregated $88,264,000 and $133,203,000, respectively, for the six months ended November 30, 2022. Purchases and sales of U.S. government securities aggregated $1,062,711,000 and $1,030,225,000, respectively, for the six months ended
November 30, 2022.
NOTE 5 - FEDERAL INCOME TAXES
No provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue
Code and distribute to shareholders all of its taxable income and gains. Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of the date of this report.
At November 30, 2022, the cost of investments (including derivatives, if any) for federal income tax purposes was $800,784,000. Net unrealized loss aggregated $67,902,000 at period-end, of which $5,290,000 related to appreciated investments and $73,192,000 related to depreciated investments.
NOTE 6 - RELATED PARTY TRANSACTIONS
The fund is managed by T. Rowe Price Associates, Inc. (Price Associates), a wholly owned subsidiary of T. Rowe Price Group, Inc. (Price Group). Price Associates has
entered into a sub-advisory agreement(s) with one or more of its wholly owned subsidiaries, to provide investment advisory services to the fund. The investment management agreement between the fund and Price Associates provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee, equal to 0.02% of the fund’s average daily net assets,

T. ROWE PRICE Total Return Fund

and a group fee. The group fee rate is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.260%
for assets in excess of $845 billion. The fund’s group fee is determined by applying the group fee rate to the fund’s average daily net assets. At November 30, 2022, the effective annual group fee rate was 0.29%.
The Investor Class and Advisor Class are each subject to a contractual expense limitation through the expense limitation dates indicated in the table below. During the limitation period, Price Associates is required to waive its management fee or pay any expenses (excluding interest; expenses related to borrowings, taxes, and brokerage;
non-recurring, extraordinary expenses; and acquired fund fees and expenses) that would otherwise cause the class’s ratio of annualized total expenses to average net assets (net expense ratio) to exceed its expense limitation. Each class is required to repay Price
Associates for expenses previously waived/paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s net expense ratio (after the repayment is taken into account) to exceed the lesser of: (1)
the expense limitation in place at the time such amounts were waived; or (2) the class’s current expense limitation. However, no repayment will be made more than three years after the date of a payment or waiver.
The I Class is also subject to an operating expense limitation (I Class Limit) pursuant to which Price Associates is contractually required to pay all operating expenses of the I Class, excluding management fees; interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses, to the extent such operating expenses, on an annualized basis, exceed the I Class Limit. This agreement will continue through the expense limitation date indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board. The I Class is required to repay Price Associates for expenses previously paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s operating expenses (after the repayment is taken into account) to exceed the lesser of: (1) the I Class Limit in place at the time such amounts were paid; or (2) the current I Class Limit. However, no repayment will be made more than three years after the date of a payment or waiver.
Pursuant to these agreements, expenses were waived/paid by and/or repaid to Price
Associates during the six months ended November 30, 2022 as indicated in the table below. Including these amounts, expenses previously waived/paid by Price Associates in the amount of $1,003,000 remain subject to repayment by the fund at November 30,

T. ROWE PRICE Total Return Fund

2022. Any repayment of expenses previously waived/paid by Price Associates during the period would be included in the net investment income and expense ratios presented on the accompanying Financial Highlights.
In addition, the fund has entered into service agreements with Price Associates and two wholly owned subsidiaries of Price Associates, each an affiliate of the fund (collectively,
Price). Price Associates provides certain accounting and administrative services to the fund. T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund’s transfer and dividend-disbursing agent. T. Rowe Price
Retirement Plan Services, Inc. provides subaccounting and recordkeeping services for certain retirement accounts invested in the Investor Class and Advisor Class. For the six months ended November 30, 2022, expenses incurred pursuant to these service agreements were $50,000 for Price Associates; $67,000 for T. Rowe Price Services, Inc.;
and less than $1,000 for T. Rowe Price Retirement Plan Services, Inc. All amounts due to and due from Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities.
The fund may invest its cash reserves in certain open-end management investment companies managed by Price Associates and considered affiliates of the fund: the
T. Rowe Price Government Reserve Fund or the T. Rowe Price Treasury Reserve Fund,
organized as money market funds, together, the Price Reserve Funds). The Price Reserve
Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price Associates or its affiliates and are not available for direct purchase by members of the public. Cash collateral from securities lending, if any, is invested in the T. Rowe Price Government Reserve Fund. The Price Reserve Funds pay
no investment management fees.
The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the security. During the six months ended
November 30, 2022, the fund had no purchases or sales cross trades with other funds or accounts advised by Price Associates.
Investor Class Advisor Class I Class
Expense limitation/I Class Limit 0.46% 0.75% 0.02%
Expense limitation date 09/30/23 09/30/23 09/30/23
(Waived)/repaid during the period ($000s) $(71) $(1) $(139)

T. ROWE PRICE Total Return Fund

NOTE 7 - OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which a fund invests.
Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks.
Since 2020, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict leading to economic sanctions being imposed on Russia and certain of its citizens, creating impacts on Russian-related stocks and debt and greater volatility in global markets.
These are recent examples of global events which may have a negative impact on the values of certain portfolio holdings or the fund’s overall performance. Management is actively monitoring the risks and financial impacts arising from these events.

T. ROWE PRICE Total Return Fund

INFORMATION ON PROXY VOTING POLICIES, PROCEDURES, AND
RECORDS
A description of the policies and procedures used by T. Rowe Price funds to determine how to vote proxies relating to portfolio securities is available in each fund’s Statement of
Additional Information. You may request this document by calling 1-800-225-5132 or by accessing the SEC’s website, sec.gov.
The description of our proxy voting policies and procedures is also available on our corporate website. To access it, please visit the following Web page:
https://www.troweprice.com/corporate/us/en/utility/policies.html
Scroll down to the section near the bottom of the page that says, “Proxy Voting
Guidelines.” Click on the links in the shaded box.
Each fund’s most recent annual proxy voting record is available on our website and through the SEC’s website. To access it through T. Rowe Price, visit the website location shown above, and scroll down to the section near the bottom of the page that says,
“Proxy Voting Records.” Click on the Proxy Voting Records link in the shaded box.
HOW TO OBTAIN QUARTERLY PORTFOLIO HOLDINGS
The fund files a complete schedule of portfolio holdings with the Securities and
Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s reports on Form N-PORT are available electronically on the SEC’s website (sec.gov). In addition, most T. Rowe Price funds disclose their first and third fiscal quarter-end holdings on troweprice.com .

T. ROWE PRICE Total Return Fund

APPROVAL OF SUBADVISORY AGREEMENT
At a meeting held on July 25, 2022 (Meeting), the fund’s Board of Directors (Board)
considered the initial approval of an investment subadvisory agreement (Subadvisory
Contract) that T. Rowe Price Associates, Inc. (Adviser), entered into with T. Rowe Price
International Ltd (Subadviser) on behalf of the fund. The Subadvisory Contract authorizes the Subadviser to have investment discretion with respect to all or a portion of the fund’s portfolio. The Board noted that the Subadvisory Contract will be substantially similar to other subadvisory agreements that are in place for other T. Rowe Price funds that delegate investment management responsibilities to affiliated investment advisers and that the Adviser will retain oversight responsibilities with respect to the fund. The Board also noted that the new subadvisory arrangement will not change the total advisory fees paid by the fund. However, under the Subadvisory Contract, the Adviser may pay the
Subadviser up to 60% of the advisory fees that the Adviser receives from the fund.
At the Meeting, the Board reviewed materials relevant to its consideration of the proposed Subadvisory Contract. Each year, the Board considers the continuation of the investment management agreement (Advisory Contract) between the fund and the
Adviser. The fund’s Advisory Contract was most recently approved by the Board at a meeting held on March 7–8, 2022 (March Meeting). A discussion of the basis for the
Board’s approval of the Advisory Contract is included in the fund’s annual shareholder report for the period ended May 31, 2022. The factors considered by the Board at the Meeting in connection with approval of the proposed Subadvisory Contract were substantially similar to the factors considered at the March Meeting in connection with the approval to continue the Advisory Contract. The independent directors were assisted in their evaluation of the Subadvisory Contract by independent legal counsel from whom they received separate legal advice and with whom they met separately.
Following discussion at the Meeting, the Board, including all of the fund’s independent directors, approved the Subadvisory Contract between the Adviser and Subadviser on behalf of the fund. No single factor was considered in isolation or to be determinative to the decision. Rather, the Board concluded, in light of a weighting and balancing of all factors considered, that it was in the best interests of the fund and its shareholders for the Board to approve the Subadvisory Contract effective September 1, 2022.
.

T. ROWE PRICE Total Return Fund

LIQUIDITY RISK MANAGEMENT PROGRAM
In accordance with Rule 22e-4 (Liquidity Rule) under the Investment Company Act of 1940, as amended, the fund has established a liquidity risk management program
(Liquidity Program) reasonably designed to assess and manage the fund’s liquidity risk, which generally represents the risk that the fund would not be able to meet redemption requests without significant dilution of remaining investors’ interests in the fund. The fund’s Board of Directors (Board) has appointed the fund’s investment adviser, T. Rowe
Price Associates, Inc. (Adviser), as the administrator of the Liquidity Program. As administrator, the Adviser is responsible for overseeing the day-to-day operations of the
Liquidity Program and, among other things, is responsible for assessing, managing, and reviewing with the Board at least annually the liquidity risk of each T. Rowe Price fund. The Adviser has delegated oversight of the Liquidity Program to a Liquidity Risk
Committee (LRC), which is a cross-functional committee composed of personnel from multiple departments within the Adviser.
The Liquidity Program’s principal objectives include supporting the T. Rowe Price funds’
compliance with limits on investments in illiquid assets and mitigating the risk that the fund will be unable to timely meet its redemption obligations. The Liquidity Program also includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of factors that influence the fund’s liquidity and the periodic classification and reclassification of a fund’s investments into categories that reflect the LRC’s assessment of their relative liquidity under current market conditions.
Under the Liquidity Program, every investment held by the fund is classified at least monthly into one of four liquidity categories based on estimations of the investment’s ability to be sold during designated time frames in current market conditions without significantly changing the investment’s market value.
As required by the Liquidity Rule, at a meeting held on July 25, 2022, the Board was presented with an annual assessment prepared by the LRC, on behalf of the Adviser, that addressed the operation of the Liquidity Program and assessed its adequacy and effectiveness of implementation, including any material changes to the Liquidity Program and the determination of each fund’s Highly Liquid Investment Minimum (HLIM). The annual assessment included consideration of the following factors, as applicable: the fund’s investment strategy and liquidity of portfolio investments during normal and reasonably foreseeable stressed conditions, including whether the investment strategy is appropriate for an open-end fund, the extent to which the strategy involves a relatively concentrated portfolio or large positions in particular issuers, and the use of borrowings for investment purposes and derivatives; short-term and long-term cash flow projections covering both normal and reasonably foreseeable stressed conditions; and holdings of cash and cash equivalents, as well as available borrowing arrangements.

T. ROWE PRICE Total Return Fund

For the fund and other T. Rowe Price funds, the annual assessment incorporated a report related to a fund’s holdings, shareholder and portfolio concentration, any borrowings during the period, cash flow projections, and other relevant data for the period of April 1,
2021, through March 31, 2022. The report described the methodology for classifying a fund’s investments (including any derivative transactions) into one of four liquidity categories, as well as the percentage of a fund’s investments assigned to each category.
It also explained the methodology for establishing a fund’s HLIM and noted that the LRC reviews the HLIM assigned to each fund no less frequently than annually.
During the period covered by the annual assessment, the LRC has concluded, and reported to the Board, that the Liquidity Program continues to operate adequately and effectively and is reasonably designed to assess and manage the fund’s liquidity risk.
LIQUIDITY RISK MANAGEMENT PROGRAM (continued)

T. Rowe Price Investment Services, Inc. | 100 East Pratt Street | Baltimore, MD 21202-1009
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GENERAL INVESTING
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Visit troweprice.com/broadrange
Call 1-800-225-5132 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
All mutual funds are subject to market risk, including possible loss of principal. Investing internationally involves special risks including economic and political uncertainty and currency fluctuation.
1
The T. Rowe Price
®
ActivePlus Portfolios is a discretionary investment management program provided by
T. Rowe Price Advisory Services, Inc., a registered investment adviser under the Investment Advisers Act of
1940. Brokerage services are provided by T. Rowe Price Investment Services, Inc., member FINRA/SIPC.
Brokerage accounts are carried by Pershing LLC, a BNY Mellon Company, member NYSE/FINRA/SIPC.
T. Rowe Price Advisory Services, Inc., and T. Rowe Price Investment Services, Inc., are affiliated companies.
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Brokerage services are provided by T. Rowe Price Investment Services, Inc., member FINRA/SIPC.
Brokerage accounts are carried by Pershing LLC, a BNY Mellon Company, member NYSE/FINRA/SIPC.
202301-2568462
F228-051 1/23

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

A code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions is filed as an exhibit to the registrant’s annual Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the registrant’s most recent fiscal half-year.

Item 3. Audit Committee Financial Expert.

Disclosure required in registrant’s annual Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Disclosure required in registrant’s annual Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 11. Controls and Procedures.

(a)  The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b)  The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is filed with the registrant’s annual Form N-CSR.

(2)

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(3)	Written solicitation to repurchase securities issued by closed-end companies: not applicable.

(b)

A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Total Return Fund, Inc.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	January 19, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	January 19, 2023

By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	January 19, 2023